Survivor Options Elite Flexible Premium Adjustable Survivorship Variable Life Insurance Policy
Issued by
Nationwide Provident VLI Separate Account 1
and
Nationwide Life Insurance Company of America		PROSPECTUS
May 1, 2007
Service Center 300 Continental Drive Newark, Delaware 19713	Main Administrative Office 1000 Chesterbrook Blvd. Berwyn, Pennsylvania 19312
Telephone (800) 688-5177

This prospectus describes a flexible premium adjustable survivorship variable life insurance policy ("Policy") issued by Nationwide Life Insurance Company of America (the "Company" or "NLICA").  The Policy, which is called a "survivorship" policy because it is issued on the lives of two Insureds, is a long-term investment designed to provide significant life insurance benefits for the Insureds.  This prospectus provides information that a prospective Owner should know before investing in the Policy.  You should consider the Policy in conjunction with other insurance you own.  It may not be advantageous to replace existing insurance with the Policy, or to finance the purchase of the Policy through a loan or through withdrawals from another policy.

You can allocate your Policy's values to:

•	Nationwide Provident VLI Separate Account 1 (the "Separate Account"), which invests in the Portfolios listed on the next page; or

•	the Guaranteed Account, which credits a specified rate of interest.

A prospectus for each of the Portfolios available through the Separate Account must accompany this prospectus.  Please read these documents before investing and save them for future reference.

We offer a variety of variable universal life policies.  Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others, including this policy.  These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.

Please note that the Policies and the Portfolios:
•	are not guaranteed to achieve their goals;
•	are not federally insured;
•	are not endorsed by any bank or government agency; and
•	are subject to risks, including loss of the amount invested.

The Securities and Exchange Commission ("SEC") has not approved or disapproved the Policy or determined that this prospectus is accurate or complete.  Any representation to the contrary is a criminal offense.

You should read your Policy along with this prospectus.

The Portfolios available for investment are offered through the following Funds:

•	AIM Variable Insurance Funds

•	The Alger American Fund

•	AllianceBernstein Variable Products Series Fund, Inc.

•	American Century Variable Portfolios, Inc.

•	American Century Variable Portfolios II, Inc.

•	Dreyfus Investment Portfolios

•	Dreyfus Stock Index Fund, Inc.

•	Dreyfus Variable Investment Fund

•	Federated Insurance Series

•	Fidelity Variable Insurance Products Fund

•	Fidelity Variable Insurance Products Fund II

•	Fidelity Variable Insurance Products Fund III

•	Fidelity Variable Insurance Products Fund IV

•	Franklin Templeton Variable Insurance Products Trust

•	Janus Aspen Series

•	Lehman Brothers Advisers Management Trust

•	MFS® Variable Insurance Trust

•	Nationwide Variable Insurance Trust

•	Neuberger Berman Advisers Management Trust

•	Oppenheimer Variable Account Funds

•	Putnam Variable Trust

•	T. Rowe Price Equity Series, Inc.

•	Van Eck Worldwide Insurance Trust

•	Van Kampen – The Universal Institutional Funds, Inc.

•	Wells Fargo Variable Trust

The following Portfolios are available under the Policy:

AIM Variable Insurance Funds
•	AIM V.I. Basic Value Fund: Series I Shares
•	AIM V.I. Capital Appreciation Fund: Series I Shares
•	AIM V.I. Capital Development Fund: Series I Shares
American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class III†
•	American Century VP Mid Cap Value Fund: Class I
•	American Century VP Value Fund: Class I*
•	American Century VP Vista Fund: Class I
American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II
Dreyfus
•	Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares
•	Dreyfus Stock Index Fund, Inc.; Initial Shares
•	Dreyfus Variable Investment Fund – Appreciation Portfolio: Initial Shares
Federated Insurance Series
•	Federated Quality Bond Fund II: Primary Shares
Fidelity Variable Insurance Products ("VIP") Fund
•	VIP Equity-Income Portfolio: Initial Class*
•	VIP Growth Portfolio: Initial Class
•	VIP Overseas Portfolio: Initial Class R†
Fidelity VIP Fund II
•	VIP Contrafund® Portfolio: Initial Class
•	VIP Investment Grade Bond Portfolio: Initial Class*
Fidelity VIP Fund III
•	VIP Mid Cap Portfolio: Service Class
Fidelity VIP Fund IV
•	VIP Energy Portfolio: Service Class 2†
•	VIP Freedom Fund 2010 Portfolio: Service Class
•	VIP Freedom Fund 2020 Portfolio: Service Class
•	VIP Freedom Fund 2030 Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust
•	Franklin Small Cap Value Securities Fund: Class 1
•	Templeton Developing Markets Securities Fund: Class 3†
•	Templeton Global Income Securities Fund: Class 3†
Janus Aspen Series
•	Forty Portfolio: Service Shares
•	INTECH Risk-Managed Core Portfolio: Service Shares
•	International Growth Portfolio: Service II Shares†
Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust)
•	AMT Short Duration Bond Fund: I Class* (formerly, AMT Limited Maturity Bond Portfolio: I Class*)
MFS® Variable Insurance Trust
•	MFS Value Series: Initial Class
Nationwide Variable Insurance Trust (“NVIT”) (formerly, Gartmore Variable Insurance Trust ("GVIT"))
•	American Funds NVIT Asset Allocation Fund: Class II
•	American Funds NVIT Bond Fund: Class II
•	American Funds NVIT Global Growth Fund: Class II
•	American Funds NVIT Growth Fund: Class II
•	American Funds NVIT Growth-Income Fund: Class II
•	Federated NVIT High Income Bond Fund: Class III†*
•	Gartmore NVIT Emerging Markets Fund: Class III†
•	Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I (formerly, GVIT Small Cap Growth Fund: Class I)
•	Nationwide Multi-Manager NVIT Small Cap Value Fund: Class IV (formerly, GVIT Small Cap Value Fund:
Class IV)
•	Nationwide Multi-Manager NVIT Small Company Fund (formerly, GVIT Small Company Fund: Class IV)
•	Nationwide NVIT Global Health Sciences Fund:
Class III†
•	Nationwide NVIT Global Technology and Communications Fund: Class III†
•	Nationwide NVIT Government Bond Fund: Class IV
•	Nationwide NVIT Investor Destinations Funds: Class II
➢	Nationwide NVIT Investor Destinations Conservative Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderate Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	Nationwide NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide NVIT Mid Cap Growth Fund: Class IV
•	Nationwide NVIT Money Market Fund: Class IV
•	Nationwide NVIT U.S. Growth Leaders Fund: Class I
•	NVIT International Value Fund: Class III†
•	NVIT Mid Cap Index Fund: Class I
•	NVIT Nationwide® Fund: Class IV
•	Van Kampen NVIT Comstock Value Fund: Class IV*
•	Van Kampen NVIT Multi Sector Bond Fund: Class I*
Neuberger Berman Advisers Management Trust ("AMT")
•	AMT Fasciano Portfolio: S Class*
•	AMT International Portfolio: S Class†
•	AMT Regency Portfolio: S Class
•	AMT Socially Responsive Portfolio: I Class
Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
•	Oppenheimer Global Securities Fund/VA: Class 3†
•	Oppenheimer High Income Fund/VA: Class 3†
•	Oppenheimer Main Street Fund®/VA:
Non-Service Shares
•	Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Blue Chip Growth Portfolio: Class II
•	T. Rowe Price Equity Income Portfolio: Class II
•	T. Rowe Price Limited Term Bond Portfolio: Class II
Van Kampen
The Universal Institutional Funds, Inc.
•	Core Plus Fixed Income Portfolio: Class I*
•	U.S. Real Estate Portfolio: Class I

The following Portfolio is only available in Policies issued before May 1, 2007:

American Century Variable Portfolios, Inc.
•	American Century VP Ultra Fund: Class I

The following Portfolios are only available in Policies issued before May 1, 2006:

Fidelity VIP Fund III
•	Fidelity VIP Value Strategies Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust
•	Franklin Rising Dividends Securities Fund: Class 1
MFS® Variable Insurance Trust
•	MFS Investors Growth Stock Series: Initial Class

The following Portfolios are only available in Policies issued before May 1, 2005:
Putnam Variable Trust
•	Putnam VT Growth and Income Fund: Class IB
•	Putnam VT Voyager Fund: Class IB

The following Portfolios are only available in Policies issued before May 1, 2004:

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Growth and Income Portfolio: Class A
•	AllianceBernstein Small/Mid Cap Value Portfolio:
Class A
American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class I
Dreyfus
•	Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares
Federated Insurance Series
•	Federated American Leaders Fund II: Primary Shares
•	Federated Capital Appreciation Fund II: Primary Shares
Janus Aspen Series
•	Balanced Portfolio: Service Shares
Nationwide Variable Insurance Trust
•	Gartmore NVIT Global Utilities Fund: Class III†
•	Nationwide NVIT Global Financial Services Fund:
Class III†
Neuberger Berman AMT
•	AMT Mid-Cap Growth Portfolio: I Class

The following Portfolios are only available in Policies issued before May 1, 2003:

The Alger American Fund
•	Alger American Small Capitalization Portfolio:
Class O Shares
Fidelity VIP Fund
•	VIP High Income Portfolio: Initial Class R†
Fidelity VIP Fund II
•	VIP Asset Manager Portfolio: Initial Class
Janus Aspen Series
•	Global Technology Portfolio: Service II Shares†
Nationwide Variable Insurance Trust
•	J.P. Morgan NVIT Balanced Fund: Class IV
•	Nationwide NVIT Growth Fund: Class IV
•	NVIT S&P 500 Index Fund: Class IV
Neuberger Berman AMT
•	AMT Partners Portfolio: I Class
Van Eck Worldwide Insurance Trust
•	Worldwide Bond Fund: Class R†
•	Worldwide Emerging Markets Fund: Class R†
•	Worldwide Hard Assets Fund: Class R†
•	Worldwide Real Estate Fund: Class R†
Wells Fargo Variable Trust
•	Wells Fargo Advantage VT Discovery Fund
•	Wells Fargo Advantage VT Opportunity Fund

Effective May 1, 2007, the following Portfolios are not available to accept transfers or new premium:

Fidelity VIP Fund
•	VIP High Income Portfolio: Initial Class*
Oppenheimer Variable Account Funds
•	Oppenheimer High Income Fund/VA:
Non-Service Shares*

Effective May 1, 2005, the following Portfolio is not available to accept transfers or new premium:

Nationwide Variable Insurance Trust
•	Federated NVIT High Income Bond Fund: Class I*

Effective May 1, 2004, the following Portfolios are not available to accept transfers or new premium:

American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class I
Fidelity VIP Fund
•	VIP Overseas Portfolio: Initial Class
Franklin Templeton Variable Insurance Products Trust
•	Templeton Foreign Securities Fund: Class 1
Janus Aspen Series
•	Global Technology Portfolio: Service Shares
•	International Growth Portfolio: Service Shares
Nationwide Variable Insurance Trust
•	Gartmore NVIT Emerging Markets Fund: Class I
•	Gartmore NVIT Global Utilities Fund: Class I
•	Nationwide NVIT Global Financial Services Fund:
Class I
•	Nationwide NVIT Global Health Sciences Fund: Class I
•	Nationwide NVIT Global Technology and Communications Fund: Class I
•	NVIT International Value Fund: Class IV
Oppenheimer Variable Account Funds
•	Oppenheimer Global Securities Fund/VA:
Non-Service Shares
Putnam Variable Trust
•	Putnam VT International Equity Fund: Class IB
Van Eck Worldwide Insurance Trust
•	Worldwide Bond Fund: Initial Class
•	Worldwide Emerging Markets Fund: Initial Class
•	Worldwide Hard Assets Fund: Initial Class
•	Worldwide Real Estate Fund: Initial Class
Van Kampen
The Universal Institutional Funds, Inc.
•	Emerging Markets Debt Portfolio: Class I

†These Portfolios assess a short-term trading fee.

*These Portfolios may invest in lower quality debt securities commonly referred to as junk bonds.

Table of Contents
Page
Policy Benefits/Risks Summary	1
Policy Benefits
Death Benefit
Policy Cancellation, Surrender, and Partial Withdrawals
Transfers
Loans
Personalized Illustrations
Policy Risks
Investment Risk
Risk of Increase in Current Fees and Charges
Risk of Lapse
Tax Risks
Withdrawal and Surrender Risks
Loan Risks
Portfolio Risks
Fee Table	4
The Policy	7
Purchasing a Policy
When Insurance Coverage Takes Effect
Canceling a Policy (Free Look Right)
Ownership and Beneficiary Rights
Modifying the Policy
Other Policies
Premiums	8
Allocating Premiums
Delay in Allocation
Policy Account Values	10
Policy Account Value
Net Cash Surrender Value
Subaccount Value
Unit Value
Guaranteed Account Value
Special Policy Account Value Credit
Death Benefit	11
Insurance Proceeds
Death Benefit Options
Changing Death Benefit Options
Decreasing the Face Amount
Settlement Options
Surrenders and Partial Withdrawals	13
Surrenders
Partial Withdrawals
Transfers	14
Disruptive Trading
Transfers from the Guaranteed Account
Dollar Cost Averaging
Automatic Asset Rebalancing
Additional Transfer Rights
Loans	16
Telephone, Fax and E-Mail Requests	17
Policy Lapse and Reinstatement	17
Lapse
Reinstatement
The Company and the Guaranteed Account	18
Nationwide Life Insurance Company of America
The Guaranteed Account

Table of Contents (cont'd)
Page
The Separate Account and the Portfolios	18
The Separate Account
The Portfolios
Addition, Deletion, or Substitution of Investments
Voting Portfolio Shares
Charges and Deductions	20
Premium Expense Charge
Monthly Deduction
Mortality and Expense Risk Charge
Surrender Charges
Partial Withdrawal Charge
Transfer Charge
Short-Term Trading Fees
Loan Interest Charge
Portfolio Expenses
Federal Tax Considerations	24
Tax Treatment of Policy Benefits
Special Considerations For Life Insurance Policies Owned By Corporations or Other Employers……………………...	26
Split Dollar Arrangements	27
Supplemental Benefits and Riders	28
Sale of the Policies	28
Policy Pricing
Information on Portfolio Payments
State Variations	30
Legal Proceedings	30
Financial Statements	31
Glossary	32
Appendix A: Portfolio Information	34

Policy Benefits/Risks Summary

The Policy is a flexible premium adjustable survivorship variable life insurance policy.  The Policy is built around its Policy Account Value.  The Policy Account Value will increase or decrease depending on the investment performance of the Subaccounts, the amount of interest we credit to the Guaranteed Account, the Premiums you pay, the Policy fees and charges we deduct, and the effect of any Policy transactions (such as transfers, partial withdrawals, and loans).  We do not guarantee any minimum Policy Account Value.  You could lose some or all of your money.

This summary describes the Policy's important benefits and risks.  The sections in the prospectus following this summary discuss the Policy's benefits and other provisions in more detail.  The Glossary at the end of the prospectus defines certain words and phrases used in this prospectus.

Policy Benefits

Death Benefit

•
Insurance Proceeds.  We pay Insurance Proceeds to the Beneficiary upon due proof of the deaths of both Insureds.  The Insurance Proceeds are not payable, in whole or in part, at the time of the Insureds' first death.  The Insurance Proceeds equal the death benefit and any additional insurance provided by Rider less any Indebtedness and unpaid Monthly Deductions.

•
Death Benefit Option A and Option B.  In the Application, you choose between two death benefit options under the Policy.  We will not issue the Policy until you have elected a death benefit option.  We calculate the amount available under each death benefit option as of the last surviving Insured's date of death.

o	Death Benefit Option A is equal to the greater of:

•	the Face Amount (which is the amount of insurance you select); or

•	the Policy Account Value multiplied by the applicable percentage listed in the table below.

o	Death Benefit Option B is equal to the greater of:

•	the Face Amount plus the Policy Account Value; or

•	the Policy Account Value multiplied by the applicable percentage listed in the table below.

Attained Age of the Younger Insured	Percentage	Attained Age of the Younger Insured	Percentage
40 and under	250%	60	130%
45	215%	65	120%
50	185%	70	115%
55	150%	75 through 90	105%
		95 through 99	100%

For Attained Ages not shown, the percentages decrease pro rata for each full year.

•
Change in Death Benefit Option and Decrease in Face Amount.  After the first Policy Year, you may change death benefit options while the Policy is in force.  Also, after the first Policy Year, you may decrease the Face Amount subject to certain conditions.  We may apply a surrender charge if you decrease your Face Amount.  A change in death benefit option or Face Amount may have tax consequences.

Policy Cancellation, Surrender, and Partial Withdrawals

•	Policy Cancellation. When you receive your Policy, a 10-day "free look" period begins. You may return your Policy during this period and receive a refund.

•
Surrender.  At any time while the Policy is in force, you may make a Written Request (by submitting our Surrender form to us) to Surrender your Policy and receive the Net Cash Surrender Value.  A Surrender may have tax consequences.

•
Partial Withdrawals.  After the first Policy Year, you may make a Written Request to withdraw part of the Net Cash Surrender Value, subject to the following rules.  Partial withdrawals may have tax consequences.

o	You must request at least $1,500.

o	For each partial withdrawal, we deduct a $25 fee from the remaining Policy Account Value.

o	If death benefit Option A is in effect, we will reduce the Face Amount by the amount of the partial withdrawal.

o	Unless you specify otherwise, we will deduct the requested partial withdrawal and partial withdrawal charge from the Subaccounts and the Guaranteed Account in proportion to the value in each account.

Transfers

•	You may make transfers among the Subaccounts and the Guaranteed Account.

•	We charge $25 for the 13th and each additional transfer during a Policy Year.

•	We may restrict the quantity and/or the mode of communication of transfer requests to prohibit disruptive trading that is deemed potentially harmful to Policy Owners.

•	Transfers out of the Guaranteed Account may be made only within 30 days of a Policy Anniversary.

•	The minimum amount you may transfer from a Subaccount or the Guaranteed Account is the lesser of $1,000 or the total value in the Subaccount or Guaranteed Account.

Loans

•	You may take a loan (minimum $500) from your Policy at any time. The maximum loan amount you may take is the Net Cash Surrender Value. Loans may have tax consequences.

•
We charge you a maximum annual interest rate of 6% ("charged interest rate") on your loan.  Charged interest is due and payable at the end of each Policy Year.  Unpaid interest becomes part of the outstanding loan and accrues interest if it is not paid by the end of the Policy Year.

•
We credit interest on amounts in the Loan Account ("earned interest rate") and we guarantee that the annual earned interest rate will not be lower than 4%.  We currently credit an earned interest rate of 4.50% to amounts in the Loan Account until the 15th Policy Anniversary, and 5.50% annually thereafter.

•
As collateral for the loan, we transfer an amount equal to the loan (adjusted by the earned interest rate and the charged interest rate to the next Policy Anniversary) from the Separate Account and Guaranteed Account to the Loan Account on a pro rata basis, unless you specify another allocation.

•	You may repay all or part of your Indebtedness at any time while at least one Insured is living and the Policy is in force.

•	We deduct any Indebtedness from the Policy Account Value upon Surrender, and from the Insurance Proceeds payable on the death of the last surviving Insured.

Personalized Illustrations

•
You will receive personalized illustrations that reflect your own particular circumstances.  These illustrations may help you to understand the long-term effects of different levels of investment performance and the charges and deductions under the Policy.  They also may help you compare the Policy to other life insurance policies.  These illustrations also show the value of Premiums accumulated with interest and demonstrate that the Policy Account Value may be low (compared to the Premiums paid plus accumulated interest) if you Surrender the Policy in the early Policy Years.  Therefore, you should not purchase the Policy as a short-term investment.  The personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or Policy Account Value.

Policy Risks

Investment Risk

If you invest your Policy Account Value in one or more Subaccounts, then you will be subject to the risk that investment performance will be unfavorable and that the Policy Account Value will decrease.  In addition, we deduct Policy fees and charges from your Policy Account Value, which can significantly reduce your Policy Account Value.  During times of poor investment performance, this deduction will have an even greater impact on your Policy Account Value.  You could lose everything you invest and your Policy could Lapse without value, unless you pay additional Premiums.

Frequent trading in the Subaccounts may dilute the value of your Subaccount units, cause the Subaccount to incur higher transaction costs, and interfere with the Subaccount's ability to pursue its stated investment objective.  This disruption to the Subaccount may result in lower investment performance and cash value.  We have instituted procedures to minimize disruptive transfers, including, but not limited to, transfer restrictions and short-term trading fees.  While we expect these procedures to reduce the adverse effect of disruptive transfers, we cannot assure you that we have eliminated these risks.

If you allocate Net Premiums to the Guaranteed Account, then we credit your Policy Account Value (in the Guaranteed Account) with a declared rate of interest.  You assume the risk that the rate may decrease, although it will never be lower than a guaranteed minimum annual effective rate of 4%.

Risk of Increase in Current Fees and Charges

Certain fees and charges are currently assessed at less than their maximum levels.  We may increase these current charges in the future up to the guaranteed maximum levels.  If fees and charges are increased, you may need to increase the amount and/or frequency of Premiums to keep the Policy in force.

Risk of Lapse

If your Net Cash Surrender Value is not enough to pay the Monthly Deduction and other charges, your Policy may enter a 61-day Grace Period.  We will notify you that the Policy will Lapse (terminate without value) unless you make a sufficient payment during the Grace Period.  Your Policy may also Lapse if your Indebtedness reduces the Net Cash Surrender Value to zero.  Your Policy generally will not Lapse: (1) during the first 5 Policy Years (during the first 8 Policy Years for Policies issued on or before July 31, 2005), if you pay Premiums (less any Indebtedness and partial withdrawals) in excess of the Minimum Guarantee Premium; (2) if you purchase a Guaranteed Minimum Death Benefit Rider and meet certain conditions; or (3) if you make a payment equal to 3 Monthly Deductions before the end of the Grace Period.  You may reinstate a lapsed Policy, subject to certain conditions.

Tax Risks

We anticipate that the Policy should generally be deemed a life insurance contract under federal tax law.  However, due to limited guidance under the federal tax law, there is some uncertainty about the application of the federal tax law to the Policy, particularly if you pay the full amount of Premiums permitted under the Policy.  Assuming that a Policy qualifies as a life insurance contract for federal income tax purposes, you should not be deemed to be in constructive receipt of Policy Account Value under a Policy until there is a distribution from the Policy.  Moreover, death benefits payable under a Policy should be excludable from the gross income of the Beneficiary.  As a result, the Beneficiary generally should not have to pay U.S. federal income tax on the death benefit, although other taxes, such as estate taxes, may apply.

Depending on the total amount of Premiums you pay, the Policy may be treated as a modified endowment contract ("MEC") under federal tax laws.  If a Policy is treated as a MEC, then Surrenders, partial withdrawals, and loans under the Policy will be taxable as ordinary income to the extent there are earnings in the Policy.  In addition, a 10% penalty tax may be imposed on Surrenders, partial withdrawals, and loans taken before you attain age 59½.  If the Policy is not a MEC, distributions generally will be treated first as a return of basis or investment in the contract and then as taxable income.  Moreover, loans will generally not be treated as distributions.  Finally, neither distributions nor loans from a Policy that is not a MEC are subject to the 10% penalty tax.

See "Federal Tax Considerations." You should consult a qualified tax adviser for assistance in all Policy-related tax matters.

Withdrawal and Surrender Risks

The surrender charge under the Policy applies for 15 Policy Years after the Policy Date.  It is possible that you will receive no Net Cash Surrender Value if you Surrender your Policy in the first few Policy Years.  You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time.  You should not purchase the Policy if you intend to Surrender all or part of the Policy Account Value in the near future.  We designed the Policy to meet long-term financial goals.  The Policy is not suitable as a short-term investment.

Even if you do not ask to Surrender your Policy, surrender charges may play a role in determining whether your Policy will Lapse (terminate without value), because surrender charges decrease the Net Cash Surrender Value, which is a measure we use to determine whether your Policy will enter a Grace Period (and possibly Lapse).  See "Risk of Lapse," above.

Partial withdrawals are not permitted during the first Policy Year, and we will reduce the Face Amount by the amount of the partial withdrawal if death benefit Option A is in effect.

A Surrender or partial withdrawal may have tax consequences.

Loan Risks

A Policy loan, whether or not repaid, will affect Policy Account Value over time because we subtract the amount of the loan from the Subaccounts and/or Guaranteed Account as collateral and hold it in the Loan Account.  This loan collateral does not participate in the investment performance of the Subaccounts or receive any higher current interest rate credited to the Guaranteed Account.

We reduce the amount we pay on the death of the last surviving Insured by the amount of any Indebtedness.  Your Policy may Lapse (terminate without value) if your Indebtedness reduces the Net Cash Surrender Value to zero.

A loan may have tax consequences.  In addition, if you Surrender a Policy that is not a MEC or allow it to Lapse while a Policy loan is outstanding, the amount of the loan, to the extent it has not previously been taxed, will be added to any amount you receive and taxed accordingly.

Portfolio Risks

A comprehensive discussion of the risks of each Portfolio may be found in each Portfolio's prospectus.  Please refer to the Portfolios' prospectuses for more information.

There is no assurance that any Portfolio will achieve its stated investment objective.

Fee Table

The following tables describe the fees and expenses that a Policy Owner will pay when buying, owning, and Surrendering the Policy.  The first table describes the fees and expenses that a Policy Owner will pay at the time that he or she buys the Policy, Surrenders the Policy, takes a partial withdrawal, or transfers Policy Account Value among the Subaccounts and the Guaranteed Account.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Maximum Charge Imposed on Premiums (Premium Expense Charge):
Premium Tax Charge[1]	Upon receipt of each premium payment	0-4% of each premium payment, depending on the Insureds' state of residence	0-4% of each premium payment, depending on the Insureds' state of residence
Percent of Premium Charge	Upon receipt of each premium payment	6% of premium payments	6% of premium payments[2]
Maximum Deferred Surrender Charge:
Deferred Sales Charge[3]	Upon Surrender, Lapse, or decrease in Face Amount during the first 15 Policy Years	The lesser of: (1) 30% of all Premiums paid to the date of Surrender or Lapse, or (2) during Policy Years 1-11, 60% of the Target Premium[4] for the Initial Face Amount	The lesser of: (1) 30% of all Premiums paid to the date of Surrender or Lapse, or (2) during Policy Years 1-11, 60% of the Target Premium[4] for the Initial Face Amount
Deferred Administrative Charge[5]	Upon Surrender, Lapse, or decrease in Face Amount during the first 15 Policy Years	During Policy Years 1-11, $5.00 per $1,000 of Face Amount	During Policy Years 1-11, $5.00 per $1,000 of Face Amount
Other Withdrawal/Surrender Fees	Upon partial withdrawal	$25 per withdrawal	$25 per withdrawal
Transfer Fees[6]	Upon transfer	$25 per transfer	$25 per transfer
Short-Term Trading Fee[7]	Upon transfer of Subaccount value out of a Subaccount within 60 days after allocation to that Subaccount	1% of the amount transferred from the Subaccount within 60 days of allocation to that Subaccount	1% of the amount transferred from the Subaccount within 60 days of allocation to that Subaccount

1 We do not deduct a premium tax charge in jurisdictions that impose no premium tax.  Kentucky imposes an additional city premium tax that applies only to first year premium.  This tax varies by municipality and is no greater than 12%.

2 After the 15th Policy Year, the percent of premium charge decreases to 1.5% of premium payments.

3 The deferred sales charge varies based on the Joint Equal Age of the Insureds, and decreases after Joint Equal Age 71.  Beginning in year 12, the deferred sales charge decreases each Policy Year to 0% after the 15th Policy Year.  Upon a decrease in Face Amount, we deduct a portion of this charge.

4 The Target Premium varies based on each Insured's Issue Age and Face Amount.  The maximum Target Premium for any Policy is $78.61 per $1,000 of Face Amount.

5 The deferred administrative charge decreases each Policy Year to $0 after the 15th Policy Year.  Upon a decrease in Face Amount, we deduct a portion of this charge.

6 We do not assess a transfer charge for the first 12 transfers each Policy Year.

7 The Short-Term Trading Fee is only assessed in connection with those Portfolios that assess a redemption fee to the Variable Account (refer to the end of the Fee Table for a complete list of Portfolios that assess redemption fees).

The next table describes the fees and expenses that a Policy Owner will pay periodically during the time that he or she owns the Policy, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Cost of Insurance:[1] Minimum and Maximum Charge	On Policy Date and monthly on Policy Processing Day	$0.00 - $93.08 per $1,000 of net amount at risk[9] per month	$0.00 - $22.45 per $1,000 of net amount at risk[2] per month.
Charge for a male Insured in the nonsmoker Premium Class and a female Insured in the preferred Premium Class, Joint Equal Age 54, in the third Policy Year.	On Policy Date and monthly on Policy Processing Day	$0.02 per $1,000 of net amount at risk per month	$0.02 per $1,000 of net amount at risk per month
Initial Administrative Charge[3]	On Policy Date and monthly on Policy Processing Day	$17.50 plus $0.11 per $1,000 on the first million of Face Amount[4]	$17.50 plus $0.11 per $1,000 on the first million of Face Amount
Monthly Administrative Charge	On Policy Date and monthly on Policy Processing Day	$12 plus $0.03 per $1,000 of Face Amount	$7.50 plus $0.01 per $1,000 of Face Amount
Mortality and Expense Risk Charge[5]	Daily	Annual rate of 0.90% of the average daily net assets of each Subaccount in which you are invested	Annual rate of 0.75% of the average daily net assets of each Subaccount in which you are invested
Loan Interest Charge[6]	On Policy Anniversary or earlier, as applicable[7]	Annual rate of 6.00% of the loan amount	Annual rate of 6.00% of the loan amount
Optional Charges[8]
Change of Insured Rider	N/A	None	None

1 Cost of insurance charges vary based on each Insured's Issue Age, sex, Premium Class, Policy Year, and net amount at risk.  The cost of insurance charges shown in the table may not be typical of the charges you will pay.  Your Policy's specifications page will indicate the guaranteed cost of insurance charge applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from our Service Center.  Also, before you purchase the Policy, we will provide you personalized illustrations of your future benefits under the Policy based upon each Insured's Issue Age and Premium Class, the death benefit option, Face Amount, planned periodic premiums, and Riders requested.

2 The net amount at risk is equal to the death benefit on the Policy Processing Day minus the Policy Account Value on the Policy Processing Day.

3 We only deduct the initial administrative charge on the first 12 Policy Processing Days.

4 The initial administrative charge decreases for each million of Face Amount over the first million to $0 on any excess Face Amount over 5 million.

5 The mortality and expense risk charge may be offset by the Special Policy Account Value Credit, which is an amount added to the Policy Account Value in the Subaccounts under certain conditions.  (See "Policy Account Values – Special Policy Account Value Credit.")

6 The maximum guaranteed net cost of loans is 2.00% annually (e.g., the difference between the amount of interest we charge you for a loan (6.00% annually) and the amount of interest we credit to the Loan Account (guaranteed not be lower than 4.00% annually)).  After offsetting the 4.50% interest we currently credit to the Loan Account during the first 15 Policy Years, the net cost of loans is 1.50% annually, and after offsetting the 5.50% interest we currently credit to the Loan Account after the first 15 Policy Years, the net cost of loans is 0.50% annually.

7 While a Policy loan is outstanding, loan interest is payable in arrears on each Policy Anniversary or, if earlier, on the date of loan repayment, Lapse, Surrender, Policy termination, or the last surviving Insured's death.

8 Charges for the Convertible Term Life Insurance Rider, Disability Waiver Benefit Rider, Four Year Survivorship Term Life Insurance Rider, and Survivorship Additional Insurance Benefit Rider may vary based on each Insured's Issue or Attained Age, sex, Premium Class, Policy Year, Face Amount, and net amount at risk.  Charges based on Attained Age may increase as each Insured ages.  The Rider charges shown in the table may not be typical of the charges you will pay.  Your Policy's specifications page will indicate the Rider charges applicable to your Policy, and more detailed information concerning these Rider charges is available on request from our Service Center.  Also, before you purchase the Policy, we will provide you personalized illustrations of your future benefits under the Policy based upon each Insured's Issue Age and Premium Class, the death benefit option, Face Amount, planned periodic premiums, and Riders requested.

Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Convertible Term Life Insurance Rider: Minimum and Maximum Charge	On Rider Policy Date and monthly on Policy Processing Day	$0.09 - $420.82 per $1,000 of Rider coverage amount per month	$0.06 - $113.16 per $1,000 of Rider coverage amount per month
Charge for a male Insured, Attained Age 57, in the preferred Premium Class	On Rider Policy Date and monthly on Policy Processing Day	$0.79 per $1,000 of Rider coverage amount per month	$0.46 per $1,000 of Rider coverage amount per month
Disability Waiver Benefit Rider: Minimum and Maximum Charge	On Rider Policy Date and monthly on Policy Processing Day	$0.01 - $1.76 per $1,000 net amount at risk per month	$0.01 - $1.76 per $1,000 net amount at risk per month
Charge for an Insured, Attained Age 49	On Rider Policy Date and monthly on Policy Processing Day	$0.03 per $1,000 net amount at risk per month	$0.03 per $1,000 net amount at risk per month
Final Policy Date Extension Rider	N/A	None	None
Four Year Survivorship Term Life Insurance Rider:[1] Minimum and Maximum Charge	On Rider Policy Date and monthly on Policy Processing Day	$0.03 - $2.75 per $1,000 of Rider coverage amount per month	$0.03 - $0.10 per $1,000 of Rider coverage amount per month
Charge for male and female Insureds, Joint Equal Age 63	On Rider Policy Date and monthly on Policy Processing Day	$0.21 per $1,000 of Face Amount per month	$0.03 per $1,000 of Face Amount per month
Guaranteed Minimum Death Benefit Rider	On Rider Policy Date and monthly on Policy Processing Day	$0.01 per $1,000 of Face Amount per month	$0.01 per $1,000 of Face Amount per month
Policy Split Option Rider	N/A	None	None
Survivorship Additional Insurance Benefit Rider: Minimum and Maximum Charge	On Rider Policy Date and monthly on Policy Processing Day	$0.00 - $93.08 per $1,000 of Rider coverage amount per month	$0.00 - $20.79 per $1,000 of Rider coverage amount per month
Charge for male and female Insureds, Joint Equal Age 64, in the nonsmoker Premium Classes, in the second Policy Year following the Rider Policy Date	On Rider Policy Date and monthly on Policy Processing Day	$0.07 per $1,000 of Rider coverage amount per month	$0.01 per $1,000 of Rider coverage amount per month

The following table shows the minimum and maximum Total Annual Portfolio Operating Expenses, as of December 31, 2006, that a Policy Owner will pay periodically during the time that he or she owns the Policy.  The table does not reflect Short-Term Trading Fees.  More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.  Please contact us, at the telephone numbers or address on the cover page of this Prospectus, for free copies of the prospectuses for the Portfolios available under this policy.

	Minimum		Maximum
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average Portfolio assets)	0.10%	–	2.74%

The minimum and maximum Portfolio operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some Portfolios.  Therefore, actual expenses could be lower.  Refer to the Portfolio prospectuses for specific expense information.

1 The Four Year Survivorship Term Life Insurance Rider is not available for Policies issued on or after June 1, 2003.

The following Portfolios assess a Short-Term Trading Fee in connection with transfers from a Subaccount that occur within 60 days after the date of allocation to that Subaccount (see "Short-Term Trading Fees"):

•	American Century Variable Portfolios, Inc. – American Century VP International Fund: Class III
•	Fidelity VIP Fund – High Income Portfolio: Initial Class R
•	Fidelity VIP Fund – VIP Overseas Portfolio: Initial Class R
•	Fidelity VIP Fund IV – VIP Energy Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3
•	Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3
•	NVIT – Federated NVIT High Income Bond Fund: Class III
•	NVIT – Gartmore NVIT Emerging Markets Fund: Class III
•	NVIT – Gartmore NVIT Global Utilities Fund: Class III
•	NVIT – Nationwide NVIT Global Financial Services Fund: Class III
•	NVIT – Nationwide NVIT Global Health Sciences Fund: Class III
•	NVIT – Nationwide NVIT Global Technology and Communications Fund: Class III
•	NVIT – NVIT International Value Fund: Class III
•	Janus Aspen Series – Global Technology Portfolio: Service II Shares
•	Janus Aspen Series – International Growth Portfolio: Service II Shares
•	Neuberger Berman AMT – AMT International Portfolio: S Class
•	Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3
•	Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3
•	Van Eck Worldwide Insurance Trust – Worldwide Bond Fund: Class R
•	Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund: Class R
•	Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund: Class R
•	Van Eck Worldwide Insurance Trust – Worldwide Real Estate Fund: Class R

The Policy

Purchasing a Policy

To purchase a Policy, you must submit a completed Application and an initial premium to us at our Service Center through any licensed life insurance agent who is appointed by NLICA and who is also a registered representative of 1717 Capital Management Company ("1717"), the principal underwriter for the Policy (as well as for other variable life policies), or a registered representative of a broker-dealer having a selling agreement with 1717, or a registered representative of a broker-dealer having a selling agreement with these broker-dealers.  If you submit your Application and/or initial premium to your agent, we will not begin processing your purchase order until we receive the Application and initial premium from your agent's broker-dealer.

The minimum Initial Face Amount is $100,000.

Generally, the Policy is available for two Insureds, each between the ages of 21 and 85 and with a Joint Equal Age between 25 and 85.  We can provide you with details as to our underwriting standards when you apply for a Policy.  We reserve the right to modify our minimum Face Amount and underwriting requirements at any time.  We must receive Evidence of Insurability that satisfies our underwriting standards before we will issue a Policy.  We reserve the right to reject an Application for any reason permitted by law.

In order to comply with the USA Patriot Act and rules thereunder, Nationwide will implement procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

Replacement of Existing Insurance.  It may not be in your best interest to Surrender, Lapse, change, or borrow from existing life insurance policies or annuity contracts in connection with the purchase of the Policy.  You should compare your existing insurance and the Policy carefully.  You should replace your existing insurance only when you determine that the Policy is better for you.  You may have to pay a surrender charge on your existing insurance, and the Policy will impose a new surrender charge period.  You should talk to your financial professional or tax adviser to make sure the exchange will be tax-free.  If you Surrender your existing policy for cash and then buy the Policy, you may have to pay a tax, including possibly a penalty tax, on the Surrender.  Because we will not issue the Policy until we have received an initial premium from your existing insurance company, the issuance of the Policy may be delayed.

When Insurance Coverage Takes Effect

We will issue the Policy only if the underwriting process has been completed, the Application has been approved, and the proposed Insured is alive and in the same condition of health as described in the Application.  However, full insurance coverage under the Policy will take effect only if the Minimum Initial Premium also has been paid.  We begin to deduct monthly charges from your Policy Account Value on the Policy Issue Date.

We may provide temporary insurance coverage before full insurance coverage takes effect, subject to our underwriting rules and Policy conditions.  The amount of temporary insurance coverage we provide may be less than the amount of full insurance coverage you later receive.  If temporary insurance does not take effect, then no insurance shall take effect unless and until: (1) the underwriting process has been completed; (2) the Application has been approved; (3) the Minimum Initial Premium has been paid; and (4) there has been no change in the insurability of any proposed Insured since the date of Application.

Canceling a Policy (Free Look Right)

Initial Free Look.  You may cancel a Policy during the Free Look Period by providing Written Notice of cancellation and returning the Policy to us or to the agent who sold it.  The Free Look Period begins when you receive the Policy and generally expires 10 days after you receive the Policy.  This period will be longer if required by state law.  If you decide to cancel the Policy during the Free Look Period, we will treat the Policy as if we never issued it.

Within 7 days after we receive the returned Policy, we generally will refund an amount equal to the sum of:

1.	The Policy Account Value as of the date we receive the returned Policy, plus

2.	Any premium expense charges deducted from Premiums paid, plus

3.	Any Monthly Deductions charged against the Policy Account Value, plus

4.	An amount reflecting other charges deducted (directly or indirectly) under the Policy.

We may postpone payment of the refund under certain conditions.  The Free Look Period may be longer in some states and, where state law requires, the refund will equal all payments you made (less any partial withdrawals and Indebtedness).

Ownership and Beneficiary Rights

The Policy belongs to the Owner named in the Application.  While at least one Insured is living, the Owner may exercise all of the rights and options described in the Policy.  The Insureds jointly are the Owner unless a different Owner is named in the Application or thereafter changed.  After the death of the first Insured, the last surviving Insured is the Owner unless otherwise provided.  If the Insureds and Owner are not the same, and the Owner dies while an Insured is still living, ownership rights will vest in the estate of the Owner, unless otherwise provided.  To the extent permitted by law, Policy benefits are not subject to any legal process for the payment of any claim against the payee, and no right or benefit will be subject to claims of creditors (except as may be provided by assignment).  The principal rights of the Owner include selecting and changing the Beneficiary, changing the Owner, and assigning the Policy.  Changing the Owner or assigning the Policy may result in tax consequences.

The principal right of the Beneficiary is the right to receive the Insurance Proceeds under the Policy.

Modifying the Policy

Any modification or waiver of our rights or requirements under the Policy must be in writing and signed by our president or a vice president.  No agent may bind us by making any promise not contained in the Policy.

Upon notice to you, we may modify the Policy:

•
to conform the Policy, our operations, or the Separate Account's operations to the requirements of any law (or regulation issued by a government agency) to which the Policy, our Company, or the Separate Account is subject;

•	to assure continued qualification of the Policy as a life insurance contract under the federal tax laws; or

•	to reflect a change in the Separate Account's operation.

If we modify the Policy, we will make appropriate endorsements to the Policy.  If any provision of the Policy conflicts with the laws of a jurisdiction that govern the Policy, we reserve the right to amend the provision to conform to these laws.

Other Policies

We offer other variable life insurance policies that have different death benefits, policy features, and optional programs.  However, these other policies also have different charges that would affect your Subaccount performance and Policy Account Value.  To obtain more information about these other policies, contact our Service Center or your agent.

Premiums

Minimum Initial Premium.  No insurance will take effect until the Minimum Initial Premium is paid, and the health and other conditions of the Insureds described in the Application must not have changed.

Premium Flexibility.  When you apply for a Policy, you will elect to pay Premiums on a quarterly, semiannual, or annual basis (planned periodic premiums).  We will then send you a premium reminder notice as each payment becomes "due." However, you do not have to pay Premiums according to any schedule.  You have flexibility to determine the frequency and the amount of the Premiums you pay, and you can change the planned periodic premium schedule at any time.  If you are submitting a premium payment pursuant to a premium reminder notice, the address for payment will be enclosed with the notice.  You may also send your premium payments to our Service Center, or send additional premium payments by wire transfer.  If you submit a premium payment to your agent, we will not begin processing the Premium until we receive it from your agent's broker-dealer.  If you have an outstanding Policy loan, we will credit all payments you send to us as loan repayments unless you provide Written Notice for the payments to be applied as premium payments.  (For New York residents, we will credit all payments you send to us as premium payments unless you provide Written Notice for the payments to be applied as loan repayments.)  You may also choose to have premium payments automatically deducted monthly from your bank account or other source under the automatic payment plan.  Payment of the planned periodic premiums does not guarantee that the Policy will remain in force.  See "Policy Lapse and Reinstatement."

You may not pay any Premiums after the Policy's Final Policy Date.  You may not pay Premiums less than $20, and we reserve the right to increase this minimum to an amount not exceeding $500 upon 90 days Written Notice to you.  We have the right to limit or refund any Premium or portion of a Premium if:

1.	The Premium would disqualify the Policy as a life insurance contract under the Code;

2.	The amount you pay is less than the minimum dollar amount allowed (currently $20); or

3.	The Premium would increase the net amount at risk (unless you provide us with satisfactory Evidence of Insurability).

You can stop paying Premiums at any time and your Policy will continue in force until the earlier of the Final Policy Date, or the date when either: (1) the last surviving Insured dies; (2) the Grace Period ends without a sufficient payment (see "Policy Lapse and Reinstatement"); or (3) we receive your Written Notice requesting a Surrender of the Policy.

Minimum Guarantee Premium.  The Minimum Guarantee Premium is the monthly Premium amount necessary to guarantee insurance coverage during the first 5 Policy Years (during the first 8 Policy Years issued on or before July 31, 2005).  Your Policy's specifications page will show a Minimum Guarantee Premium amount for your Policy, which is based on each Insured's Issue Age, sex, Premium Class, Face Amount, and Riders.  The Minimum Guarantee Premium will increase if you add supplemental benefits to your Policy.  The Minimum Guarantee Premium will decrease for any supplemental benefit you decrease or discontinue.  The Minimum Guarantee Premium will not decrease if you decrease the Face Amount.  See "Death Benefit – Decreasing the Face Amount."

Premium Limitations.  The Code provides for exclusion of the death benefit from a Beneficiary's gross income if total Premium payments do not exceed certain stated limits.  In no event can the total of all Premiums paid under a Policy exceed these limits.  We have established procedures to monitor whether aggregate Premiums paid under a Policy exceed those limits.  If a Premium is paid which would result in total Premiums exceeding these limits, we will accept only that portion of the Premium that would make total Premiums equal the maximum amount that may be paid under the Policy.  We will notify you of available options with regard to the excess Premium.  If a satisfactory arrangement is not made, we will refund this excess to you.  If total Premiums do exceed the maximum premium limitations established by the Code, however, the excess of a Policy's death benefit over the Policy's cash surrender value (i.e., the Policy Account Value less any surrender charges) should still be excludable from gross income.

The maximum premium limitations set forth in the Code depend in part upon the amount of the death benefit at any time.  As a result, any Policy changes that affect the amount of the death benefit may affect whether cumulative Premiums paid under the Policy exceed the maximum premium limitations.

Refund of Excess Premium for Modified Endowment Contracts.  At the time a Premium is credited which would cause the Policy to become a MEC, we will notify you that the Policy will become a MEC unless you request a refund of the excess Premium within 30 days after receiving the notice.  If you request a refund, we will deduct the Policy Account Value attributable to the excess Premium (including any interest or earnings on the excess Premium) from the Subaccounts and/or the Guaranteed Account in the same proportion as the Premium was initially allocated to the Subaccounts and/or the Guaranteed Account.  The excess Premium paid (including any interest or earnings on the excess Premium) will be returned to you.  For more information on MECs, see "Federal Tax Considerations."

Tax-Free Exchanges (1035 Exchanges).  We may accept as part of your initial Premium, money from another life insurance contract that qualified for a tax-free exchange under Section 1035 of the Code, contingent upon receipt of the cash from that contract.  If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

Allocating Premiums

When you apply for a Policy, you must instruct us in the Application to allocate your Net Premium to one or more Subaccounts of the Separate Account and/or to the Guaranteed Account according to the following rules:

•	Allocation percentages must be in whole numbers and the sum of the percentages must equal 100%.

•	We will allocate the Net Premium as of the Valuation Day we receive it at our Service Center according to your current Premium allocation instructions, unless otherwise specified.

•
You may change the allocation instructions for additional Net Premiums without charge by providing us with Written Notice.  Any change in allocation instructions will be effective on the Valuation Day we record the change.

Investment returns from amounts allocated to the Subaccounts will vary with the investment performance of these Subaccounts and will be reduced by Policy charges.  You bear the entire investment risk for amounts you allocate to the Subaccounts.  You should periodically review your allocation schedule in light of market conditions and your overall financial objectives.

Delay in Allocation

Certain states require us to refund all payments (less any partial withdrawals and Indebtedness) in the event you cancel the Policy during the Free Look Period.  See "The Policy – Canceling a Policy (Free Look Right)."  In those states, we will allocate to the Money Market Subaccount any Premiums you request be allocated to Subaccount(s) which are received at our Service Center within 15 days from the later of: (1) the Policy Issue Date; or (2) the date we receive the Minimum Initial Premium.  After this 15-day period ends, the value in the Money Market Subaccount is allocated among the Subaccounts as indicated in the Application.  We invest all Net Premiums paid thereafter based on the allocation percentages then in effect.

Policy Account Values

Policy Account Value

The Policy Account Value serves as the starting point for calculating values under a Policy.

Policy Account Value:
•equals the sum of all values in the Guaranteed Account, the Loan Account, and in each Subaccount;
•is determined first on the Policy Date and then on each Valuation Day; and
•has no guaranteed minimum amount and may be more or less than Premiums paid.

Policy Account Value varies from day to day, depending on the investment performance of the Subaccounts you choose, interest we credit to the Guaranteed Account, charges we deduct, and any other transactions (e.g., transfers, partial withdrawals, and loans).  We do not guarantee a minimum Policy Account Value.

Net Cash Surrender Value

The Net Cash Surrender Value is the amount we pay to you when you Surrender your Policy.  We determine the Net Cash Surrender Value at the end of the Valuation Period when we receive your written Surrender request at our Service Center.

Net Cash Surrender Value at the end of any Valuation Day equals:	•the Policy Account Value as of such date; minus •any Surrender charge as of such date; minus •any outstanding Indebtedness.

Subaccount Value

At the end of any Valuation Period, the Subaccount value is equal to the number of units in the Subaccount multiplied by the unit value of that Subaccount.

The number of units in any Subaccount at the end of any Valuation Day equals:
•the initial units purchased at the unit value on the Policy Issue Date; plus
•units purchased with additional Net Premiums; plus
•units purchased with Special Policy Account Value Credit (see "Policy Account Values – Special Policy Account Value Credit"); plus
•units purchased via transfers from another Subaccount, the Guaranteed Account, or the Loan Account; minus
•units redeemed to pay for Monthly Deductions; minus
•units redeemed to pay for partial withdrawals; minus
•units redeemed as part of a transfer to another Subaccount, the Guaranteed Account, or the Loan Account.

Every time you allocate or transfer money to or from a Subaccount, we convert that dollar amount into units.  We determine the number of units we credit to, or subtract from, your Policy by dividing the dollar amount of the transaction by the unit value for that Subaccount at the end of the Valuation Period in which the transaction request is received.

Unit Value

We determine a unit value for each Subaccount to reflect how investment performance affects the Policy Account Value.  Unit values will vary among Subaccounts.  The unit value may increase or decrease from one Valuation Period to the next.

The unit value of any Subaccount at the end of any Valuation Day equals:	•the unit value of the Subaccount on the immediately preceding Valuation Day; multiplied by •the net investment factor for that Subaccount on that Valuation Day.
The net investment factor:
•measures the investment performance of a Subaccount from one Valuation Period to the next;
•increases to reflect investment income and capital gains (realized and unrealized) for the shares of the underlying Portfolio; and

                             •decreases to reflect any capital losses (realized and unrealized) for the shares of the underlying Portfolio, as well as the mortality and expense risk charge.

Guaranteed Account Value

On the Policy Issue Date, the Guaranteed Account value is equal to the Net Premiums allocated to the Guaranteed Account, less the portion of the first Monthly Deduction taken from the Guaranteed Account.

The Guaranteed Account value at the end of any Valuation Day is equal to:
•the Net Premium(s) allocated to the Guaranteed Account; plus
•any amounts transferred to the Guaranteed Account (including amounts transferred from the Loan Account); plus
•interest credited to the Guaranteed Account; minus
•amounts deducted to pay for Monthly Deductions; minus
•amounts withdrawn from the Guaranteed Account; minus
•amounts transferred from the Guaranteed Account to a Subaccount or to the Loan Account.

Interest will be credited to the Guaranteed Account on each Policy Processing Day as follows:

•	for amounts in the Guaranteed Account for the entire Policy month interest will be credited from the beginning to the end of the Policy month;

•	for amounts allocated to the Guaranteed Account during the prior Policy month – interest will be credited from the date the Net Premium or loan repayment is allocated to the end of the Policy month;

•	for amounts transferred to the Guaranteed Account during the prior Policy month – interest will be credited from the date of the transfer to the end of the Policy month;

•
for amounts deducted or withdrawn from the Guaranteed Account during the prior Policy month – interest will be credited from the beginning of the prior Policy month to the date of deduction or withdrawal.

Special Policy Account Value Credit

The Special Policy Account Value Credit is an amount added to the Policy Account Value in the Subaccounts on each Policy Processing Day, either: (1) after the Policy has been in force for at least 15 years; or (2) when the Policy Account Value less the Loan Account value equals or exceeds $500,000.

Special Policy Account Value Credit is equal to:	•0.03% (0.36% annually); multiplied by •the Policy Account Value in the Subaccounts.

The Special Policy Account Value Credit is intended to offset a portion of the mortality and expense risk charge.

Death Benefit

Insurance Proceeds

As long as the Policy is in force, we will pay the Insurance Proceeds to the Beneficiary once we receive satisfactory proof of both Insureds' deaths.  We may require you to return the Policy.  We will pay the Insurance Proceeds in a lump sum or under a settlement option.  If the Beneficiary dies before the last surviving Insured, we will pay the Insurance Proceeds in a lump sum to the last surviving Insured's estate.  See "Death Benefit – Settlement Options."

Insurance Proceeds equal:	•the death benefit (described below); plus •any additional insurance provided by Rider; minus •any unpaid Monthly Deductions; minus •any outstanding Indebtedness.

If all or part of the Insurance Proceeds are paid in one sum, we will pay interest on this sum at the annual rate of 3% or any higher rate as required by applicable state law from the date of the last surviving Insured's death to the date we make payment.

A decrease in the Face Amount will decrease the death benefit.

We may further adjust the amount of the Insurance Proceeds under certain circumstances.

Death Benefit Options

In the Application, you may choose between two death benefit options: Option A and Option B.  We calculate the amount available under each death benefit option as of the date of the last surviving Insured's death.  Under either option, the length of the death benefit coverage depends upon the Policy's Net Cash Surrender Value.  See "Policy Lapse and Reinstatement."

The death benefit under Option A is the greater of:
•the Face Amount; or
•the Policy Account Value (determined as of the date of the last surviving Insured's death if this day is a Valuation Day; otherwise on the Valuation Day next following the date of the last surviving Insured's death) multiplied by the applicable percentage listed in the table below.

The death benefit under Option B is the greater of:
•the Face Amount plus the Policy Account Value (determined as of the date of the last surviving Insured's death if this day is a Valuation Day; otherwise on the Valuation Day next following the date of the last surviving Insured's death); or
•the Policy Account Value (determined as of the date of the last surviving Insured's death if this day is a Valuation Day; otherwise on the Valuation Day next following the date of the last surviving Insured's death) multiplied by the applicable percentage listed in the table below.

Attained Age of the Younger Insured	Percentage	Attained Age of the Younger Insured	Percentage
40 and under	250%	60	130%
45	215%	65	120%
50	185%	70	115%
55	150%	75 through 90	105%
		95 through 99	100%

For Attained Ages not shown, the percentages decrease pro rata for each full year.

Which Death Benefit Option to Choose.  If you prefer to have Premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should choose Option B.  If you are satisfied with the amount of the Insureds' existing insurance coverage and prefer to have Premium payments and favorable investment performance reflected to the maximum extent in the Policy Account Value, you should choose Option A.

The amount of the death benefit may vary with the Policy Account Value.

•	Under Option A, the death benefit will vary with the Policy Account Value whenever the Policy Account Value multiplied by the applicable percentage is greater than the Face Amount.

•	Under Option B, the death benefit will always vary with the Policy Account Value.

Changing Death Benefit Options

After the first Policy Year, you may change death benefit options without Evidence of Insurability and with no additional charge while the Policy is in force.  Changing the death benefit option may result in a change in Face Amount.  Changing the death benefit option may also have tax consequences and may affect the net amount at risk over time (which would affect the monthly cost of insurance charge).  However, we will not permit any change that would result in your Policy being disqualified as a life insurance contract under Section 7702 of the Code.  You should consult a tax adviser before changing death benefit options.

Decreasing the Face Amount

You select the Face Amount when you apply for the Policy.  After the first Policy Year, you may decrease the Face Amount subject to the conditions described below.  (Decreases are not allowed for Policies issued in Virginia.) We may require you to return your Policy to make a decrease.  Decreasing the Face Amount may have tax consequences and you should consult a tax adviser before doing so.

•	You must submit a Written Request to decrease the Face Amount, but you may not decrease the Face Amount below the minimum Initial Face Amount. The decrease must be for at least $25,000.

•	Any decrease will be effective on the Policy Processing Day on or next following the date we approve your request.

•	Decreasing the Face Amount may result in a Surrender charge which will reduce Policy Account Value.

•
A decrease in Face Amount generally will decrease the net amount at risk, which will decrease the cost of insurance charges.  For purposes of determining the cost of insurance charge and any Surrender charge, any decrease will reduce the Initial Face Amount.

•	We will not allow a decrease in Face Amount if this decrease would cause the Policy to no longer qualify as life insurance under the Code.

•	Decreasing the Face Amount will not affect the Minimum Guarantee Premium, unless you have elected the Guaranteed Minimum Death Benefit Rider.

Settlement Options

There are several ways of receiving proceeds under the death benefit and Surrender provisions of the Policy, other than in a lump sum.  None of these options vary with the investment performance of the Separate Account.  More detailed information concerning these settlement options is available on request from our Service Center.

Surrenders and Partial Withdrawals

Surrenders

You may request to Surrender your Policy for its Net Cash Surrender Value as calculated at the end of the Valuation Day when we receive your request, subject to the following conditions:

•	You must complete and sign our Surrender form and send it to us at our Service Center. You may obtain the Surrender form by calling us at (800) 688-5177.

•	At least one Insured must be alive and the Policy must be in force when you make your request, and the request must be made before the Final Policy Date. We may require that you return the Policy.

•	If you Surrender your Policy during the first 15 Policy Years, you will incur a Surrender charge. See "Charges and Deductions – Surrender Charges."

•	Once you Surrender your Policy, all coverage and other benefits under it cease and cannot be reinstated.

•
We generally will pay the Net Cash Surrender Value to you in a lump sum within 7 days after we receive your completed, signed Surrender form unless you request other arrangements.  We may postpone payment of Surrenders under certain conditions.

•	A Surrender may have tax consequences. See "Federal Tax Considerations – Tax Treatment of Policy Benefits."

Partial Withdrawals

After the first Policy Year, you may make a Written Request to withdraw part of the Net Cash Surrender Value subject to certain conditions.  We will process each partial withdrawal at the unit values next determined after we receive your request.  We generally will pay a partial withdrawal request within 7 days after the Valuation Day when we receive the request.  We may postpone payment of partial withdrawals under certain conditions.

Rules for Partial Withdrawals

•	You must request at least $1,500.

•	For each partial withdrawal, we deduct a $25 fee from the remaining Policy Account Value. See "Charges and Deductions – Partial Withdrawal Charge."

•	At least one Insured must be alive and the Policy must be in force when you make your request, and this request must be made before the Final Policy Date.

•
You can specify the Subaccount(s) from which to make the partial withdrawal but may not specify that the partial withdrawal be deducted from the Guaranteed Account.  If you do not make a specification, we will deduct the amount (including any fee) from the Subaccounts and the Guaranteed Account on a pro-rata basis (that is, based on the proportion that each Subaccount value and the Guaranteed Account value bears to the unloaned Policy Account Value).

•	You may not make a partial withdrawal if, or to the extent that, the partial withdrawal would reduce the Face Amount below the minimum Face Amount.

Effect of Partial Withdrawals

•	A partial withdrawal can affect the Face Amount, death benefit, and net amount at risk (which is used to calculate the cost of insurance charge (see "Charges and Deductions – Monthly Deduction")).

•	If death benefit Option A is in effect, we will reduce the Face Amount by the amount of the partial withdrawal (including the partial withdrawal charge).

•	If you purchased the Survivorship Additional Insurance Benefit Rider, partial withdrawals first decrease the Policy's Face Amount and then the Rider coverage amount.

•	If a partial withdrawal would cause the Policy to fail to qualify as life insurance under the Code, we will not allow the partial withdrawal.

•	A partial withdrawal may have tax consequences. See "Federal Tax Considerations – Tax Treatment of Policy Benefits."

Transfers

You may make transfers between and among the Subaccounts and the Guaranteed Account.  We determine the amount you have available for transfers at the end of the Valuation Period when we receive your request.

The following features apply to transfers under the Policy:

•	You must transfer at least $1,000, or the total value in the Subaccount or Guaranteed Account, if less.

•
We deduct a $25 charge from the amount transferred for the 13th and each additional transfer in a Policy Year.  Some transfers do not count as transfers for the purpose of assessing the transfer charge (see below).

•	We may restrict the quantity and/or the mode of communication of transfer requests to prohibit disruptive trading that is deemed potentially harmful to Policy Owners (see "Disruptive Trading" below).

•	We consider each telephone, fax, e-mail, or Written Request to be a single transfer, regardless of the number of Subaccounts (or Guaranteed Account) involved.

•
We process transfers based on unit values determined at the end of the Valuation Day when we receive your transfer request.  The corresponding Portfolio of any Subaccount determines its net asset value per each share once daily, as of the close of the regular business session of the New York Stock Exchange (usually 4:00 p.m., Eastern time), which coincides with the end of each Valuation Period.  Therefore, we will process any transfer request we receive after the close of the regular business session of the New York Stock Exchange, using the net asset value for each share of the applicable Portfolio determined as of the close of the next regular business session of the New York Stock Exchange.

Disruptive Trading

Neither the Policies nor the Portfolios are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing," "short-term trading," or "disruptive trading").  We discourage (and will take action to deter) disruptive trading in the Policies because the frequent movement between or among Subaccounts may negatively impact other Policy Owners.  Short-term trading can result in:

•	the dilution of the value of Policy Owners' interests in the Portfolio;

•
Portfolio managers taking actions that negatively impact performance (keeping a larger portion of the Portfolio's assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect Policy Owners from the negative impact of these practices, we have implemented, or we reserve the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of disruptive trading strategies. We cannot guarantee that our attempts to deter active trading strategies will be successful.  If active trading strategies are not successfully deterred by our actions, the performance of the Subaccounts that are actively traded will be adversely impacted.

Redemption Fees.  Some Portfolios assess a short-term trading fee in connection with transfers from a Subaccount that occur within 60 days after the date of the allocation to that Subaccount.  The fee is assessed against the amount transferred and is paid to the Portfolio.  Redemption fees compensate the Portfolio for any negative impact on fund performance resulting from short-term trading.  For more information on Short-Term Trading Fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions.  We monitor transfer activity in order to identify those who may be engaged in disruptive trading practices.  Transaction reports are produced and examined.  Generally, a Policy may appear on these reports if the Policy Owner (or a third party acting on their behalf) engages in a certain number of transfers in a given period.  We consider each telephone, fax, e-mail, or Written Request to be a single transfer, regardless of the number of Subaccounts (or the Guaranteed Account) involved.

As a result of this monitoring process, we may restrict the method of communication by which transfer orders will be accepted.  In general, we will adhere to the following guidelines:

Trading Behavior	Our Response
6 or more transfers in one calendar quarter
We will mail a letter to the Policy Owner notifying them that:
(1)they have been identified as engaging in harmful trading practices; and
(2)if their transfers exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the Policy Owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfers in 2 consecutive calendar quarters OR More than 20 transfers in one calendar year	We will automatically limit the Policy Owner to submitting transfer requests via U.S. mail.

Each January 1st, we will start the monitoring anew, so that each Policy starts with 0 transfers each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Policies.  Some investment advisers/representatives manage the assets of multiple NLICA policies and/or contracts pursuant to trading authority granted or conveyed by multiple Policy Owners.  We will generally require these multi-contract advisers to submit all transfer requests via U.S. mail.

Other Restrictions.  We reserve the right to refuse or limit transfer requests, or take any other action deemed necessary, in order to protect Policy Owners, Payees, and Beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Policy Owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of our monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted.

Any restrictions that we implement will be applied consistently and uniformly.  Some transfers do not count as transfers for purposes of monitoring for disruptive trading (see below).

Portfolio Restrictions and Prohibitions.  Pursuant to regulations adopted by the SEC, we are required to enter into written agreements with the Portfolios which allow them to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any of our policy owners;
(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request (“transaction information”); and
(3)	instruct us to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the Portfolio (whose policies may be more restrictive than our policies).

We are required to provide such transaction information to the Portfolios upon their request.  In addition, we are required to restrict or prohibit further purchases or exchange requests upon instruction from the Portfolios.  We and any affected policy owner may not have advance notice of such instructions from a Portfolio to restrict or prohibit further purchases or exchange requests.  If a Portfolio refuses to accept a purchase or exchange request submitted by us, we will keep any affected policy owner in their current Portfolio allocation.

Transfers from the Guaranteed Account

You may make one transfer out of the Guaranteed Account within 30 days prior to or following each Policy Anniversary.  The amount transferred may not exceed 25% of the Guaranteed Account value.  However, if the Guaranteed Account value is less than $1,000, the entire Guaranteed Account value may be transferred.  If we receive your request for this transfer within 30 days prior to the Policy Anniversary, the transfer will be made as of the Policy Anniversary.  If this request is received within 30 days after the Policy Anniversary, the transfer will be made as of the date we receive the request at our Service Center.

Dollar Cost Averaging

You may elect to participate in a dollar cost averaging program in the Application or by completing an election form.  Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations.  The strategy spreads the allocation of your Premium into the Subaccounts or Guaranteed Account over a period of time by systematically and automatically transferring, on a monthly basis, specified dollar amounts from any selected Subaccount to any other Subaccount(s) or the Guaranteed Account.  This allows you to potentially reduce the risk of investing most of your Premium into the Subaccounts at a time when prices are high.  We do not assure the success of this strategy, and success depends on market trends.  We cannot guarantee that dollar cost averaging will result in a profit or protect against loss.  You should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high.  There is no additional charge for dollar cost averaging.  We may modify, suspend, or discontinue the dollar cost averaging program at any time upon 30 days' Written Notice to you.  Dollar cost averaging transfers do not count as transfers for purposes of assessing the transfer fee and do not count as transfers for purposes of monitoring for disruptive trading.

Automatic Asset Rebalancing

We also offer an automatic asset rebalancing program under which we will automatically transfer amounts quarterly or annually to maintain a particular percentage allocation among the Subaccounts.  Policy Account Value allocated to each Subaccount will grow or decline in value at different rates.  The automatic asset rebalancing program automatically reallocates the Policy Account Value in the Subaccounts at the end of each quarterly or annual period to match your Policy's currently effective Premium allocation schedule.  The automatic asset rebalancing program will transfer Policy Account Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value (or not increased as much).  Over time, this method of investing may help you buy low and sell high.  The automatic asset rebalancing program does not guarantee gains, nor does it assure that you will not have losses.  Policy Account Value in the Guaranteed Account is not available for this program.  There is no additional charge for the automatic asset rebalancing program.  We may modify, suspend, or discontinue the automatic asset rebalancing program at any time.   Automatic asset rebalancing transfers do not count as transfers for purposes of assessing the transfer fee.  However, automatic asset rebalancing transfers do count as transfers for purposes of monitoring for disruptive trading.

Additional Transfer Rights

Special Transfer Right. At any one time during the first 2 years following the Policy Issue Date, you may request a transfer of the entire amount in the Separate Account to the Guaranteed Account, and the allocation of all future Net Premiums to the Guaranteed Account.  This serves as an exchange of the Policy for the equivalent of a flexible premium fixed benefit life insurance policy.  We will not assess any transfer or other charges in connection with the special transfer right, and this transfer will not count as a transfer for purposes of assessing a transfer fee or for purposes of monitoring for disruptive trading.

Change in Subaccount Investment Policy. If the investment policy of a Subaccount is materially changed, you may transfer the portion of the Policy Account Value in that Subaccount to another Subaccount or to the Guaranteed Account.  We will not assess a transfer charge in connection with the transfer and the transfer will not count as a transfer for purposes of assessing a transfer fee.  However, the transfer will count as a transfer for purposes of monitoring for disruptive trading.

Loans

While the Policy is in force, you may submit a request to borrow money from us using the Policy as the only collateral for the loan.  You may increase your risk of Lapse if you take a loan.  A loan that is taken from, or secured by, a Policy may have tax consequences.

Loan Conditions:

•	The minimum loan you may take is $500.

•	The maximum loan you may take is the Net Cash Surrender Value on the date of the loan.

•
To secure the loan, we transfer an amount as collateral to the Loan Account.  This amount is equal to the amount of the loan (adjusted by the guaranteed earned interest rate and the charged interest rate to the next Policy Anniversary).  You may request that we transfer this amount from specific Subaccounts, but may not request that we transfer this amount from the Guaranteed Account.  However, if you do not specify any specific Subaccounts, we will transfer the loan from the Subaccounts and the Guaranteed Account on a pro-rata basis based on the proportion that the values in the Subaccounts and Guaranteed Account bear to the unloaned Policy Account Value.  Transfers to and from the Loan Account do not count as transfers for purposes of assessing a transfer fee or for purposes of monitoring for disruptive trading.

•	We charge you 6% interest per year (charged interest rate) on your loan.

•
Amounts in the Loan Account earn interest at an annual rate guaranteed not to be lower than 4.0% (earned interest rate).  We may credit the Loan Account with an interest rate different than the rate credited to Net Premiums allocated to the Guaranteed Account.  We currently credit 4.5% to amounts in the Loan Account until the 15th Policy Anniversary and 5.50% annually thereafter.  The tax consequences associated with loans taken from or secured by a Policy that is not a MEC are unclear when the interest earned on the loan is increased to 5.50%.

•
You may repay all or part of your Indebtedness at any time while at least one Insured is alive and the Policy is in force.  Upon each loan repayment, we will allocate an amount equal to the loan repayment (but not more than the amount of the outstanding loan) from the Loan Account back to the Subaccounts and/or Guaranteed Account according to the pro rata basis upon which we originally transferred the loan collateral from the Subaccounts and/or Guaranteed Account as described above.  We will allocate any repayment in excess of the amount of the outstanding loan to the Subaccounts and/or the Guaranteed Account based on the amount of interest due on the portion of the outstanding loan allocated to each such account.

•
While your loan is outstanding, we will credit all payments you send to us as loan repayments unless you provide Written Notice for the payments to be applied as Premium payments.  (For New York residents, we will credit all payments you send to us as Premium payments unless you provide Written Notice for the payments to be applied as loan repayments.)

•
A loan, whether or not repaid, affects the Policy, the Policy Account Value, the Net Cash Surrender Value, and the death benefit.  Loan amounts are not affected by the investment performance of the Subaccounts and may not be credited with the interest rates accruing on the Guaranteed Account.  We deduct any Indebtedness from the Policy Account Value upon Surrender, and from the Insurance Proceeds payable on the last surviving Insured's death.

•
If your Indebtedness causes the Net Cash Surrender Value on a Policy Processing Day to be less than the Monthly Deduction due, your Policy will enter a Grace Period.  See "Policy Lapse and Reinstatement."

•	We normally pay the amount of the loan within 7 days after we receive a loan request. We may postpone payment of loans under certain conditions.

There are risks involved in taking a loan, including the potential for a Policy to Lapse if projected earnings, taking into account outstanding loans, are not achieved.  If the Policy is a MEC, then a loan will be treated as a partial withdrawal for federal income tax purposes.  A loan may also have possible adverse tax consequences that could occur if a Policy lapses with loans outstanding.  See "Policy Lapse and Reinstatement."  In addition, if a loan is taken from a Policy that is part of a plan subject to the Employee Retirement Income Security Act of 1974 ("ERISA"), the loan will be treated as a "prohibited transaction" subject to certain penalties unless additional ERISA requirements are satisfied.  The Owner of such a Policy should seek competent advice before requesting a Policy loan.

Telephone, Fax and E-Mail Requests

In addition to Written Requests, we may accept telephone, fax, and e-mail instructions from you or an authorized third party regarding transfers, dollar cost averaging, automatic asset rebalancing, loans (excluding 403(b) plans), exercise of the special transfer right, and partial withdrawals (fax and e-mail only), subject to the following conditions:

•
You must complete and sign our telephone, fax, or e-mail request form and send it to us.  You also may authorize us in the Application or by Written Notice to act upon instructions given by telephone, fax, or e-mail.

•	You may designate in the request form a third party to act on your behalf in making telephone, fax, and e-mail requests (subject to our disruptive trading policies).

•	We will employ reasonable procedures to confirm that instructions are genuine.

•
If we follow these procedures, we are not liable for any loss, damage, cost, or expense from complying with instructions we reasonably believe to be authentic.  You bear the risk of any such loss.  If we do not employ reasonable confirmation procedures, we may be liable for losses due to unauthorized or fraudulent instructions.

•
These procedures may include requiring forms of personal identification prior to acting upon instructions, providing written confirmation of transactions to you, and/or tape recording telephone instructions received from you.

•	We reserve the right to suspend telephone, fax, and/or e-mail instructions at any time for any class of Policies for any reason.

If you are provided a personal identification number ("PIN") in order to execute electronic transactions, you should protect your PIN, because self-service options will be available to your agent of record and to anyone who provides your PIN.  We will not be able to verify that the person providing instructions by telephone, fax, or e-mail is you or is authorized by you.

Telephone, fax, and e-mail may not always be available.  Any telephone, fax, or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons.  These outages or slowdowns may delay or prevent our processing of your request.  Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances.  If you are experiencing problems, you should make your request by writing to the Service Center.

Policy Lapse and Reinstatement

Lapse

Your Policy may enter a 61-day Grace Period and possibly Lapse (terminate without value) if the Net Cash Surrender Value is not enough to pay the Monthly Deduction and other charges.  If you have taken a loan, then your Policy also will enter a Grace Period (and possibly Lapse) whenever your Indebtedness reduces the Net Cash Surrender Value to zero.

Your Policy will not Lapse:

1.
During the first 5 Policy Years (during the first 8 Policy Years for Policies issued on or before July 31, 2005), if you pay Premiums (less any Indebtedness and partial withdrawals) in excess of the Minimum Guarantee Premium;

2.	If you purchase a Guaranteed Minimum Death Benefit Rider and meet certain conditions; or

3.	If you make a payment equal to 3 Monthly Deductions before the end of the Grace Period.

If your Policy enters a Grace Period, we will mail a notice to your last known address.  The 61-day Grace Period begins on the date of the notice.  The notice will indicate that the payment amount of 3 Monthly Deductions is required and will also indicate the final date by which we must receive the payment to keep the Policy from lapsing.  If we do not receive the specified minimum payment by the end of the Grace Period, all coverage under the Policy will terminate and you will receive no benefits.  You may reinstate a lapsed Policy if you meet certain requirements.  If the last surviving Insured dies during the Grace Period, we will pay the Insurance Proceeds.

Reinstatement

Unless you have surrendered your Policy, you may reinstate a lapsed Policy at any time while both Insureds are alive and within 3 years after the end of the Grace Period (and prior to the Final Policy Date) by submitting all of the following items to us at our Service Center:

1.	A Written Notice requesting reinstatement;

2.	Evidence of Insurability we deem satisfactory; and

3.	Payment of sufficient Premium to keep the Policy in force for at least 3 months following the date of reinstatement.

The effective date of reinstatement will be the first Policy Processing Day on or next following the date we approve your application for reinstatement.  The reinstated Policy will have the same Policy Date as it had prior to the Lapse.  Upon reinstatement, the Policy Account Value will be based upon the Premium paid to reinstate the Policy.

The Company and the Guaranteed Account

Nationwide Life Insurance Company of America

We are a stock life insurance company.  We are located at 1000 Chesterbrook Boulevard, Berwyn, Pennsylvania 19312.  Our Service Center is located at 300 Continental Drive, Newark, Delaware 19713.

The Guaranteed Account

The Guaranteed Account is part of our general account.  We own the assets in the general account, and we use these assets to support our insurance and annuity obligations other than those funded by our separate investment accounts.  These assets are subject to our general liabilities from business operations.  Subject to applicable law, we have sole discretion over investment of the Guaranteed Account's assets.  We bear the full investment risk for all amounts allocated or transferred to the Guaranteed Account.  We guarantee that the amounts allocated to the Guaranteed Account will be credited interest daily at a net effective annual interest rate of at least 4%.  The principal, after charges and deductions, is also guaranteed.  We will determine any interest rate credited in excess of the guaranteed rate at our sole discretion.

The Guaranteed Account value will not share in the investment performance of our general account.  Because we, in our sole discretion, anticipate changing the current interest rate from time to time, different allocations you make to the Guaranteed Account will be credited with different current interest rates.  For each amount allocated or transferred to the Guaranteed Account, we apply the current interest rate to the end of the calendar year.  At the end of that calendar year, we reserve the right to declare a new current interest rate on this amount and accrued interest thereon (which may be a different rate than the rate that applies to new allocations to the Guaranteed Account on that date).  We guarantee the rate declared on this amount and accrued interest thereon at the end of each calendar year for the following calendar year.  You assume the risk that interest credited to amounts in the Guaranteed Account may not exceed the minimum 4% guaranteed rate.

We allocate amounts from the Guaranteed Account for partial withdrawals, transfers to the Subaccounts, or charges for the Monthly Deduction on a last in, first out (i.e., LIFO) basis for the purpose of crediting interest.

We have not registered the Guaranteed Account with the SEC, and the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Guaranteed Account.

The Separate Account and the Portfolios

The Separate Account

The Separate Account is a separate investment account established under Pennsylvania law.  We own the assets in the Separate Account and we are obligated to pay all benefits under the Policies.  We may use the Separate Account to support other variable life insurance policies we issue.  The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws.  This registration does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC.

We have divided the Separate Account into Subaccounts that may invest in shares of the Portfolios available under the Policy.  The Subaccounts buy and sell Portfolio shares at net asset value.  Any dividends and distributions from a Portfolio are reinvested at net asset value in shares of that Portfolio.

Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account will be credited to or charged against the Separate Account without regard to our other income, gains, or losses.  Income, gains, and losses credited to, or charged against, a Subaccount reflect the Subaccount's own investment performance and not the investment performance of our other assets.  The Separate Account assets are held separate from our other assets and are not part of our general account.  We may not use the Separate Account's assets to pay any of our liabilities other than those arising from the Policies.  If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account.  The Separate Account may include other Subaccounts that are not available under the Policies and are not discussed in this prospectus.

We reserve the right to make structural and operational changes affecting the Separate Account.  See "Addition, Deletion, or Substitution of Investments," below.

We do not guarantee any money you place in the Subaccounts.  The value of each Subaccount will increase or decrease, depending on the investment performance of the corresponding Portfolio.  You could lose some or all of your money.

The Portfolios

The Separate Account invests in shares of certain Portfolios.  Each Portfolio is part of a mutual fund that is registered with the SEC as an open-end management investment company.  This registration does not involve supervision of the management or investment practices or policies of the Portfolios or mutual funds by the SEC.

Each Portfolio's assets are held separate from the assets of the other Portfolios, and each Portfolio has investment objectives and policies that are different from those of the other Portfolios.  Thus, each Portfolio operates as a separate investment fund, and the income or losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.  For more detail about each Portfolio, refer to each Portfolio's prospectus and/or "Appendix A: Portfolio Information" later in this prospectus.

In addition to the Separate Account, the Portfolios may sell shares to other separate investment accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans, or to certain pension and retirement plans qualifying under Section 401 of the Code.  It is possible that, in the future, material conflicts could arise as a result of such "mixed and shared" investing.

These Portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public.  However, the investment objectives and policies of certain Portfolios available under the Policy are very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment adviser or manager.  Nevertheless, the investment performance of the Portfolios available under the Policy may be lower or higher than the investment performance of these other (publicly available) portfolios.  There can be no assurance, and we make no representation, that the investment performance of any of the Portfolios available under the Policy will be comparable to the investment performance of any other portfolio, even if the other portfolio has the same investment adviser or manager, the same investment objectives and policies, and a very similar name.

We (or an affiliate) may receive compensation from a Fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the Funds and their availability through the Policies.  The amount of this compensation is based upon a percentage of the assets of the Fund attributable to the Policies and other policies issued by us (or an affiliate).  These percentages differ, and some Funds, advisers, or distributors (or affiliates) may pay us more than others.  We also may receive 12b-1 fees.

Addition, Deletion, or Substitution of Investments

Where permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the Separate Account without your consent, including, among others, the right to:

1.	Remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;

2.	Substitute shares of another registered open-end management company, which may have different fees and expenses, for shares of a Subaccount at our discretion;

3.	Substitute or close Subaccounts to allocations of Premiums or Policy Account Value, or both, and to existing investments or the investment of future Premiums, or both, at any time in our discretion;

4.	Transfer assets supporting the Policies from one Subaccount to another or from the Separate Account to another separate account;

5.	Combine the Separate Account with other separate accounts, and/or create new separate accounts;

6.	Deregister the Separate Account under the 1940 Act, or operate the Separate Account as a management investment company under the 1940 Act, or as any other form permitted by law; and

7.	Modify the provisions of the Policy to reflect changes to the Subaccounts and the Separate Account and to comply with applicable law.

The particular Portfolios available under the Policies may change from time to time.  Specifically, Portfolios or Portfolio share classes that are currently available may be removed or closed off to future investment.  New Portfolios or new share classes of currently available Portfolios may be added.  Policy Owners will receive notice of any such changes that affect their Policy.  Additionally, not all of the Portfolios are available in every state.

The Portfolios, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts.  We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments.  We will notify you of any changes.

Voting Portfolio Shares

Even though we are the legal owner of the Portfolio shares held in the Subaccounts, and have the right to vote on all matters submitted to shareholders of the Portfolios, we will vote our shares only as Owners instruct, so long as such action is required by law.

Before a vote of a Portfolio's shareholders occurs, you will receive voting materials.  We will ask you to instruct us on how to vote and to return your proxy to us in a timely manner.  You will have the right to instruct us on the number of Portfolio shares that corresponds to the amount of Policy Account Value you have in that Portfolio (as of a date set by the Portfolio).

If we do not receive voting instructions on time from some Owners, we will vote those shares in the same proportion as the timely voting instructions we receive.  What this means to you is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.  Should federal securities laws, regulations, or interpretations change, we may elect to vote Portfolio shares in our own right.  If required by state insurance officials, or if permitted under federal regulation, under certain circumstances we may disregard certain Owner voting instructions.  If we ever disregard voting instructions, we will send you a summary in the next annual report to Owners advising you of the action and the reasons we took this action.

Charges and Deductions

We make certain charges and deductions under the Policy.  These charges and deductions compensate us for: (1) services and benefits we provide; (2) costs and expenses we incur; and (3) risks we assume.

Services and benefits we provide:	•the death benefit, cash, and loan benefits under the Policy •investment options, including Premium allocations •administration of elective options •the distribution of reports to Owners

Costs and expenses we incur:
•costs associated with processing and underwriting Applications, and with issuing and administering the Policy (including any Riders)
•overhead and other expenses for providing services and benefits
•sales and marketing expenses
•other costs of doing business, such as collecting Premiums, maintaining records, processing claims, effecting transactions, and paying federal, state, and local premium and other taxes and fees
•redemption fees assessed by certain Portfolios

Risk we assume:
•that the cost of insurance charges we may deduct are insufficient to meet our actual claims because Insureds die sooner than we estimate
•that the costs of providing the services and benefits under the Policies exceed the charges we deduct

Premium Expense Charge

Prior to allocation of Net Premium, we deduct a premium expense charge from each Premium to compensate us for distribution expenses and certain taxes.  We credit the remaining amount (the Net Premium) to your Policy Account Value according to your allocation instructions.  The premium expense charge consists of:

1.
Premium Tax Charge: for state and local premium taxes based on the rate for the Insureds' residences at the time the Premium is paid.  Premium taxes vary from state to state but range from 0% to 4%.  (Kentucky imposes an additional city premium tax that applies only to first year Premium.  This tax varies by municipality and is no greater than 12%.)  No premium tax charge is deducted in jurisdictions that impose no premium tax.

2.
Percent of Premium Charge: equal to 6% of each Premium payment in the first 15 Policy Years and 1.5% of each Premium payment thereafter.  We collect this charge to compensate us partially for federal taxes and the cost of selling the Policy.  We may increase this charge to a maximum of 6% of each Premium payment.

The premium expense charge is a percentage of each Premium payment.  This means that the greater the amount and frequency of Premium payments you make (particularly during the first 15 Policy Years), the greater the amount of the premium expense charge we will assess.

Monthly Deduction

We deduct a Monthly Deduction from the Policy Account Value on the Policy Date and on each Policy Processing Day to compensate us for administrative expenses and for the Policy's insurance coverage.  We will make deductions from each Subaccount and the Guaranteed Account in accordance with the allocation percentage for Monthly Deductions you chose at the time of application, or as later changed by Written Notice.  If we cannot make a Monthly Deduction on this basis, we will make deductions on a pro rata basis (i.e., in the same proportion that the value in each Subaccount and the Guaranteed Account bears to the unloaned Policy Account Value on the Policy Processing Day).  Because portions of the Monthly Deduction (such as the cost of insurance) can vary from month to month, the Monthly Deduction will also vary.

If the Policy Date is set prior to the Policy Issue Date, a Monthly Deduction will accrue on the Policy Date and on each Policy Processing Day until the Policy Issue Date.  On the Policy Issue Date, these accrued Monthly Deductions will be deducted from the Policy Account Value.  The maximum amount deducted on the Policy Issue Date will equal the sum of 6 Monthly Deductions.  We will then deduct a Monthly Deduction from the Policy Account Value on each Policy Processing Day thereafter as described above.

The Monthly Deduction has 4 components:

•	the cost of insurance charge;

•	the monthly administrative charge;

•	the initial administrative charge (for the first 12 Policy Processing Days); and

•	charges for any Riders (as specified in the applicable Rider(s)).

Cost of Insurance.  We assess a monthly cost of insurance charge to compensate us for underwriting the death benefit.  The charge depends on a number of variables (Issue Age, sex, Premium Class, Policy Year, and net amount at risk (described below)) that would cause it to vary from Policy to Policy and from Policy Processing Day to Policy Processing Day.  Your Policy's specifications page indicates the guaranteed cost of insurance charge applicable to your Policy.  We expect to profit from this charge and may use these profits for any lawful purpose including covering distribution expenses.

Cost of insurance charge
The cost of insurance charge is equal to:
•the monthly cost of insurance rate; multiplied by
•the net amount at risk for your Policy on the Policy Processing Day.
The net amount at risk is equal to:
•the death benefit on the Policy Processing Day; minus
•the Policy Account Value on the Policy Processing Day.

We also calculate a cost of insurance charge for any Survivorship Additional Insurance Benefit Rider.  Generally, the current cost of insurance rates for this Rider are lower than the current cost of insurance rates on the Policy's net amount at risk.  The guaranteed cost of insurance rates under the Rider are the same as the guaranteed cost of insurance rates on the Policy's net amount at risk.

Net Amount at Risk.  The net amount at risk is affected by investment performance, loans, payments of Premiums, Policy fees and charges, the death benefit option chosen, partial withdrawals, and decreases in Face Amount.

Cost of insurance rates.  We base the cost of insurance rates on each Insured's Issue Age, sex, Premium Class, number of full years the insurance has been in force, and the Face Amount.  The actual monthly cost of insurance rates are based on our expectations as to future mortality and expense experience.  The rates will never be greater than the guaranteed cost of insurance rates stated in your Policy.  These guaranteed rates are based on the 1980 Commissioner's Standard Ordinary Smoker and Nonsmoker Mortality Table and each Insured's Issue Age, sex, and Premium Class.  Any change in the cost of insurance rates will apply to all pairs of Insureds of the same Issue Age, sex, Premium Class, and number of full years insurance has been in force.

Premium Class.  The Premium Class of each Insured will affect the cost of insurance rates.  We use an industry-standard method of underwriting in determining Premium Classes, which are based on the health of the Insureds.  We currently place Insureds into one of three standard classes – preferred, nonsmoker, and smoker – or into classes with extra ratings, which reflect higher mortality risks and higher cost of insurance rates.

Monthly Administrative Charge.  Each month we deduct a monthly administrative charge (presently $7.50 plus $.01 per $1,000 of Face Amount) to compensate us for ordinary administrative expenses such as record keeping, processing death benefit claims and Policy changes, preparing and mailing reports, and overhead costs.  This charge may be increased but will not exceed $12 plus $.03 per $1,000 of Face Amount per month.

Initial Administrative Charge.  On the first 12 Policy Processing Days, we deduct an initial administrative charge for Policy issue costs.  The initial administration charge is $17.50 plus an amount per $1,000 of Face Amount as follows:

$0.11 per $1,000 on the first million of Face Amount
$0.09 per $1,000 on the next million of Face Amount
$0.07 per $1,000 on the next million of Face Amount
$0.05 per $1,000 on the next million of Face Amount
$0.03 per $1,000 on the next million of Face Amount
$0 on the excess Face Amount over $5 million

Charges for Riders.  The Monthly Deduction includes charges for any supplemental insurance benefits you add to your Policy by Rider.  For example, if you elect the Guaranteed Minimum Death Benefit Rider, we deduct a charge of $0.01 per every $1,000 of Face Amount on the Rider Policy Date and each Policy Processing Day thereafter to compensate us for costs associated with providing the guaranteed death benefit.

Mortality and Expense Risk Charge

We deduct a daily charge from each Subaccount (but not the Guaranteed Account) to compensate us for certain mortality and expense risks we assume.  The mortality risk is that the Insureds will live for a shorter time than we project.  The expense risk is that the expenses that we incur will exceed the administrative charge limits we set in the Policy.

This charge is currently equal to:

•	the assets in each Subaccount; multiplied by

•	0.002055%, which is the daily portion of the annual mortality and expense risk charge rate of 0.75% during all Policy Years.

If this charge does not cover our actual costs, we absorb the loss.  Conversely, if the charge more than covers actual costs, the excess is added to our surplus.  We may increase this charge to a maximum annual rate of 0.90%.  We expect to profit from this charge and may use these profits for any lawful purpose including covering distribution expenses.

In certain situations, a portion of the mortality and expense risk charge may be offset by the Special Policy Account Value Credit.  See "Policy Account Values – Special Policy Account Value Credit."

Surrender Charges

Surrender charges are deducted to compensate us partially for the cost of administering, issuing, and selling the Policy, including agent sales commissions, the cost of printing the prospectuses and sales literature, any advertising costs, medical exams, review of Applications for insurance, processing of the Applications, establishing Policy records, and Policy issue.  We do not expect Surrender charges to cover all of these costs.  To the extent that they do not, we will cover the shortfall from our general account assets, which may include profits from the mortality and expense risk charge and cost of insurance charge.

Surrender Charge.  If your Policy Lapses or you Surrender your Policy during the first 15 Policy Years, we deduct a Surrender charge from your Policy account Value and pay the remaining amount (less any outstanding Indebtedness) to you.  The payment you receive is called the Net Cash Surrender Value.  This Surrender charge does not apply to partial withdrawals.

The Surrender charge consists of:
1.	Deferred Administrative Charge: the charge described in the table below less any deferred administrative charge previously paid at the time of a decrease in Face Amount.

Policy Year(s)	Charge Per $1,000 of Face Amount
1-11	$5.00
12	$4.00
13	$3.00
14	$2.00
15	$1.00
16+	$-0-

2.	Deferred Sales Charge: this charge equals the lesser of a or b (less any deferred sales charge previously paid at the time of a prior decrease in Face Amount), where:

a = 30% of all Premiums paid to the date of Surrender or Lapse; or

b = the following percentage of Target Premium:

Joint Equal Age	% of Target Premium for the Face Amount Policy Years
	1-11	12	13	14	15	16
25-71	60%	48%	36%	24%	12%	0%
72-73	50	40	30	20	10	0
74-75	40	32	24	16	8	0
76-78	30	24	18	12	6	0
79-83	20	16	12	8	4	0
84-85	10	8	6	4	2	0

Decrease in Face Amount.  In the event of a decrease in Face Amount before the end of the 15th Policy Year, we deduct a charge that is a portion of the Surrender charge.

•	We determine this portion by dividing the amount of the decrease by the current Face Amount and multiplying the result by the Surrender charge.

•	We will deduct the Surrender charge applicable to the decrease from the Policy Account Value and the remaining Surrender charge will be reduced by the amount deducted.

•	Where a decrease causes a partial reduction in the Face Amount, we will deduct a proportionate share of the Surrender charge.

•
We will deduct the Surrender charge from the Subaccounts and the Guaranteed Account based on the proportion that the values in the Subaccounts and the Guaranteed Account bear to the total unloaned Policy Account Value.

The Surrender charge varies based on each Insured's Issue or Attained Age, sex, Premium Class, and Initial Face Amount.  The Target Premium varies based on each Insured's Issue Age and Face Amount, and the maximum Target Premium for any Policy is $78.61 per $1,000 of Face Amount.  Your Policy's specifications page indicates the Surrender charges applicable to your Policy.

The Surrender charge may be significant.  You should carefully calculate this charge before you request a Surrender or decrease in Face Amount.  Under some circumstances the level of Surrender charges might result in no Net Cash Surrender Value available.

We will waive the surrender charge of your policy if you elect to surrender it in exchange for a plan of permanent fixed life insurance offered by us subject to the following:

•	the exchange and waiver may be subject to your providing us new evidence of insurability and our underwriting approval; and

•      you have not elected the Disability Waiver Benefit Rider.

We may impose a new surrender charge on the policy received in the exchange.

Partial Withdrawal Charge

After the first Policy Year, you may request a partial withdrawal from your Policy Account Value.  For each partial withdrawal, we will deduct a $25 fee from the remaining Policy Account Value.  This charge is to compensate us for administrative costs in generating the withdrawn payment and in making all calculations that may be required because of the partial withdrawal.

Transfer Charge

•	We currently allow you to make 12 transfers among the Subaccounts or the Guaranteed Account each Policy Year with no additional charge.

•
We deduct $25 for the 13th and each additional transfer made during a Policy Year to compensate us for the costs of processing these transfers.  We deduct the transfer charge from the amount being transferred.

•
For purposes of assessing the transfer charge, we consider each telephone, fax, e-mail, or Written Request to be one transfer, regardless of the number of Subaccounts (or Guaranteed Account) affected by the transfer.

•
Transfers due to dollar cost averaging, automatic asset rebalancing, loans, the exchange privilege, the special transfer right, change in Subaccount investment policy, or the initial reallocation of account values from the Money Market Subaccount do not count as transfers for the purpose of assessing this charge.

Short-Term Trading Fees

Some Portfolios may assess (or reserve the right to assess) a short-term trading fee (or "redemption fee") in connection with transfers from a Subaccount that occur within 60 days after the date of allocation to the Subaccount.

Short-Term Trading Fees are intended to compensate the Portfolio (and Policy Owners with interests allocated in the Portfolio) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-Term Trading Fees are not intended to affect the large majority of Policy Owners not engaged in such strategies.

Any Short-Term Trading Fee assessed by any Portfolio available in conjunction with the Policies described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-Term Trading Fees will only apply to those Subaccounts corresponding to Portfolios that charge such fees (see the Portfolio prospectus).  Any Short-Term Trading Fees paid are retained by the Portfolio and are part of the Portfolio’s assets.  Policy Owners are responsible for monitoring the length of time allocations are held in any particular Subaccount.  We will not provide advance notice of the assessment of any applicable Short-Term Trading Fee.

For a complete list of the Portfolios offered under the Policy that assess (or reserve the right to assess) a Short-Term Trading Fee, please refer to the Fee Table earlier in this prospectus.

If a redemption fee is assessed, the Portfolio will charge the Variable Account 1% of the amount determined to be engaged in short-term trading.  The Variable Account will then pass the Short-Term Trading Fee on to the specific Policy Owner that engaged in short-term trading by deducting an amount equal to the redemption fee from that Policy Owner’s sub-account value.  All such fees will be remitted to the Portfolio; none of the fee proceeds will be retained by the Variable Account or us.

When multiple Net Premiums (or exchanges) are made to a Subaccount that is subject to Short-Term Trading Fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining Short-Term Trading Fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging and Automatic Asset Rebalancing;

•	Policy loans or surrenders; or

•	payment of the Insurance Proceeds upon the Insured's death.

New share classes of certain currently available Portfolios may be added as investment options under the Policy.  These new share classes may require the assessment of Short-Term Trading Fees.  When these new share classes are added, new Net Premiums and exchange reallocations to the Portfolios in question may be limited to the new share class.

Loan Interest Charge

Loan interest is charged in arrears on the amount of an outstanding Policy loan.  Loan interest that is unpaid when due will be added to the amount of the loan on each Policy Anniversary and will bear interest at the same rate.  We charge an annual interest rate of 6.00% on Policy loans.

After offsetting the 4.00% interest we guarantee we will credit to the Loan Account, the maximum guaranteed net cost of loans is 2.00% (annually).  Moreover:

•	after offsetting the 4.50% interest we currently credit to the Loan Account during the first 15 Policy Years, the net cost of loans is 1.50% (annually); and

•	after offsetting the 5.50% interest we currently credit to the Loan Account after the 15th Policy Anniversary, the net cost of loans is 0.50% (annually).

Portfolio Expenses

The value of the net assets of each Subaccount reflects the management fees and other expenses incurred by the corresponding Portfolio in which the Subaccount invests.  For further information, consult the Portfolios' prospectuses.

Federal Tax Considerations

The following summarizes some of the basic federal income tax considerations associated with a Policy and does not purport to be complete or to cover all situations.  This discussion is not intended as tax advice.  Please consult counsel or other qualified tax advisers for more complete information.  We base this discussion on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS").  Federal income tax laws and the current interpretations by the IRS may change.

Tax Status of the Policy.  A Policy must satisfy certain requirements set forth in the Code in order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts.  The manner in which these requirements are to be applied to certain features of the Policy are not directly addressed by the Code, and there is limited guidance as to how these requirements are to be applied.  In particular, there is some uncertainty regarding the federal tax treatment of survivorship life insurance policies.  We anticipate that a Policy should satisfy the applicable Code requirements.  Because of the absence of pertinent interpretations of the Code requirements, there is, however, some uncertainty about the application of these requirements to the Policy, particularly if you pay the full amount of Premiums permitted under the Policy.  If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with these requirements and we reserve the right to restrict Policy transactions in order to do so.

In certain circumstances, owners of variable life insurance contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets.  Where this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets.  There is little guidance in this area, and some features of the Policies, such as the flexibility to allocate Premiums and Policy Account Values, as well as the number of Subaccounts, have not been explicitly addressed in published rulings.  While we believe that the Policy does not give you investment control over Separate Account assets, we reserve the right to modify the Policy as necessary to prevent you from being treated as the owner of the Separate Account assets supporting the Policy.

In addition, the Code requires that the investments of the Separate Account be "adequately diversified" in order to treat the Policy as a life insurance contract for federal income tax purposes.  We intend that the Separate Account, through the Portfolios, will satisfy these diversification requirements.

The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.

Tax Treatment of Policy Benefits

In General.  We believe that the death benefit under a Policy should be excludible from the Beneficiary's gross income.  Federal, state, and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on your circumstances and the Beneficiary's circumstances.  You should consult a tax adviser on these consequences.

Generally, you will not be deemed to be in receipt of the Policy Account Value until there is a distribution.  When distributions from a Policy occur, or when loans are taken out from or secured by a Policy (e.g., by assignment), the tax consequences depend on whether the Policy is classified as a modified endowment contract ("MEC").

Modified Endowment Contracts.  Under the Code, certain life insurance contracts are classified as MECs, which have less favorable income tax treatment than other life insurance contracts.  Due to the Policy's flexibility as to Premiums and benefits, each Policy's individual circumstances will determine whether the Policy is classified as a MEC.  In general, a Policy will be classified as a MEC if the amount of Premiums paid into the Policy causes the Policy to fail the "7-pay test."  A Policy will fail the 7-pay test if at any time in the first seven Policy Years, the amount paid into the Policy exceeds the sum of the level Premiums that would have been paid at that point under a Policy that provided for paid-up future benefits after the payment of seven level annual payments.

If there is a reduction in the benefits under the Policy at any time, for example, as a result of a partial withdrawal, the 7-pay test will have to be reapplied as if the Policy had originally been issued at the reduced Face Amount.  If there is a "material change" in the Policy's benefits or other terms, the Policy may have to be retested as if it were a newly issued Policy.  A material change may occur, for example, when there is an increase in the death benefit that is due to the payment of an unnecessary Premium.  Unnecessary Premiums are Premiums paid into the Policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven Policy Years.  To prevent your Policy from becoming a MEC, it may be necessary to limit Premiums or to limit reductions in benefits.  A current or prospective Owner should consult a tax adviser to determine whether a Policy transaction will cause the Policy to be classified as a MEC.

Distributions from Modified Endowment Contracts.  Policies classified as MECs are subject to the following tax rules:

•
All distributions other than death benefits from a MEC, including distributions upon Surrender and partial withdrawals, will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the unloaned Policy Account Value immediately before the distribution plus prior distributions over the Owner's total investment in the Policy at that time.  They will be treated as tax-free recovery of the Owner's investment in the Policy only after all such excess has been distributed.  "Total investment in the Policy" means the aggregate amount of any Premiums or other considerations paid for a Policy, plus any previously taxed distributions.

•	Loans taken from such a Policy (or secured by such a Policy, e.g., by pledge or assignment) are treated as distributions and taxed accordingly.

•
A 10% additional income tax penalty is imposed on the amount includible in income except where the distribution or loan is made after you have attained age 59½ or are disabled, or where the distribution is part of a series of substantially equal periodic payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.

If a Policy becomes a MEC, distributions that occur during the Policy Year will be taxed as distributions from a MEC.  In addition, distributions from a Policy within 2 years before it becomes a MEC will be taxed in this manner.  This means that a distribution from a Policy that is not a MEC at the time when the distribution is made could later become taxable as a distribution from a MEC.

Distributions from Policies that are not Modified Endowment Contracts.  Distributions other than death benefits from a Policy that is not a MEC are generally treated first as a recovery of your investment in the Policy, and then as taxable income after the recovery of all investment in the Policy.  However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance contract for federal income tax purposes if Policy benefits are reduced during the first 15 Policy Years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a Policy that is not a MEC are generally not treated as distributions.

Finally, distributions from, and loans from (or secured by), a Policy that is not a MEC are not subject to the 10% additional tax.

Multiple Policies.  All MECs that we issue (and that our affiliates issue) to the same Owner during any calendar year are required to be treated as one MEC for purposes of determining the amount includible in the Owner's income when a taxable distribution occurs.

Policy Loans.  In general, interest you pay on a loan from a Policy will not be deductible.  If a loan from a Policy that is not a MEC is outstanding when the Policy is canceled or Lapses, the amount of the outstanding Indebtedness will be added to the amount distributed and will be taxed accordingly.  Before taking out a Policy loan, you should consult a tax adviser as to the tax consequences.

Taxation of Policy Split.  The Policy Split Option Rider permits a Policy to be split into two other permanent life policies upon the occurrence of a divorce of the joint Insureds or certain changes in federal estate tax law.  A policy split could have adverse tax consequences; for example, it is not clear whether a policy split will be treated as a nontaxable exchange under Sections 1031 through 1043 of the Code.  If a policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the Policy at the time of the split.  In addition, it is not clear whether, in all circumstances, the individual contracts that result from a policy split would be treated as life insurance contracts for federal income tax purposes and, if so treated, whether the individual contracts would be classified as modified endowment contracts.  Before you exercise rights provided by the Policy Split Option Rider, it is important that you consult with a competent tax adviser regarding the possible consequences of a policy split.

Business Uses of the Policy.  The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others.  The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement.  The IRS has also recently issued new guidance on split dollar insurance plans.  In addition, Internal Revenue Code Section 409A, which sets forth new rules for taxation of nonqualified deferred compensation, was added to the Code for deferrals after December 31, 2004.

Therefore, if you are contemplating using the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser as to tax attributes of the arrangement.  In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses.  Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax adviser.

Tax Shelter Regulations.  Prospective Owners should consult a tax adviser about the treatment of the Policy under the Treasury Regulations applicable to tax shelters.

Withholding.  To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability.  Recipients can generally elect, however, not to have tax withheld from distributions.

Alternative Minimum Tax.  There may be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the Owner is subject to that tax.

Continuation of Policy Beyond Age 100.  The tax consequences of continuing the Policy beyond the younger Insured's 100th year are unclear.  You should consult a tax adviser if you intend to keep the Policy in force beyond the younger Insured's 100th year.

Other Policy Owner Tax Matters.  The transfer of the Policy or designation of a Beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes.  For example, the transfer of the Policy to, or the designation as a Beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the Owner may have gift, estate, and/or generation-skipping transfer tax consequences under federal tax law.  The individual situation of each Owner or Beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of the Policy proceeds will be treated for purposes of federal, state, and local estate, inheritance, generation-skipping, and other taxes.

Possible Tax Law Changes.  While the likelihood of legislative or other changes is uncertain, there is always a possibility that the tax treatment of the Policy could change by legislation or otherwise.  It is even possible that any legislative change could be retroactive (effective prior to the date of the change).  You should consult a tax adviser with respect to legislative developments and their effect on the Policy.

Special Rules for Pension and Profit-Sharing Plans.  If a Policy is purchased by a pension or profit-sharing plan, or similar deferred compensation arrangement, the federal, state and estate tax consequences could differ.  A competent tax adviser should be consulted in connection with such a purchase.

The amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan are limited.  The current cost of insurance for the net amount at risk is treated as a "current fringe benefit" and must be included annually in the plan participant's gross income.  The amount of this cost should be reported to the participant annually.  If the plan participant dies while covered by the plan and the Policy proceeds are paid to the participant's Beneficiary, then the excess of the death benefit over the Policy Account Value is not subject to the federal income tax.  However, the Policy Account Value will generally be taxable to the extent it exceeds the participant's cost basis in the Policy.  Policies owned under these types of plans may be subject to restrictions under the Employee Retirement Income Security Act of 1974 ("ERISA").  You should consult a qualified adviser regarding ERISA.

Department of Labor ("DOL") regulations impose requirements for participant loans under retirement plans covered by ERISA.  Plan loans must also satisfy tax requirements to be treated as nontaxable.  Plan loan requirements and provisions may differ from Policy loan provisions.  Failure of plan loans to comply with the requirements and provisions of the DOL regulations and of tax law may result in adverse tax consequences and/or adverse consequences under ERISA.  Plan fiduciaries and participants should consult a qualified adviser before requesting a loan under a Policy held in connection with a retirement plan.

Special Rules for 403(b) Arrangements.  If a Policy is purchased in connection with a Section 403(b) tax-sheltered annuity program, the "Special Rules for Pension and Profit-Sharing Plans" discussed above may be applicable.  On November 16, 2004, the IRS and the Treasury Department released proposed regulations that, if enacted in their current form, would prohibit the use of a life insurance contract in a 403(b) plan.  In addition, Premiums, distributions and other transactions with respect to the Policy must be administered, in coordination with the Section 403(b) annuity, to comply with the requirements of Section 403(b) of the Code.  A competent tax adviser should be consulted.

Foreign Tax Credits.  To the extent that any underlying eligible Portfolio makes the appropriate election, certain foreign taxes paid by the Portfolio will be treated as being paid by us, and we may deduct or claim a tax credit for such taxes.  The benefits of any such deduction or credit will not be passed through to Policy Owners.

Supplemental Benefits and Riders.  A discussion of the tax consequences associated with particular supplemental benefits and Riders available under the Policy can be found in the SAI.

Special Considerations For Life Insurance Policies Owned By Corporations or Other Employers

In 2006, President Bush signed the Pension Protection Act of 2006, which contains new Code Sections 101(j) and 6039I, which affect the tax treatment of life insurance contracts owned by the employer of the Insured.  These provisions are generally effective for life insurance contracts issued after August 17, 2006.  However, contracts issued after that date pursuant to a Section 1035 exchange are excluded from the operation of these new provisions, provided that the contract received in the exchange does not have a material increase in death benefit or other material change with respect to the old contract.

New Section 101(j) provides the general rule that, with respect to an employer-owned life insurance contract, the amount of death benefit payable directly or indirectly to the employer that may be excluded from income cannot exceed the sum of premiums and other payments paid by the policyholder for the contract.  Consequently, under this general rule, the entire death benefit, less the cost to the policyholder, will be taxable.  Although Section 101(j) is not clear, if lifetime distributions from the contract are made as a nontaxable return of premium, it appears that the reduction would apply for Section 101(j) purposes and reduce the amount of premiums for this purpose.

There are 2 exceptions to this general rule of taxability, provided that statutory notice, consent, and information requirements are satisfied.  These requirements are as follows:  Prior to the issuance of the company, (a) the employee is notified in writing that the employer intends to insure the employee's life, and the maximum face amount for which the employee could be insured at the time that the contract is issued; (b) the employee provides written consent to being insured under the contract and that such coverage may continue after the Insured terminates employment; and (c) the employee is informed in writing that the employer will be a beneficiary of any proceeds payable upon the death of the employee.  If the employer fails to meet all of those requirements, then neither exception can apply.

The 2 exceptions are as follows.  First, if proper notice and consent are given and received, and if the Insured was an employee at any time during the 12-month period before the Insured’s death, then new Section 101(j) would not apply.

Second, if proper notice and consent are given and received and, at the time that the contract is issued the Insured is either a director, a “highly compensated employee” (within the meaning of Section 414(q) of the Code without regard to paragraph (a)(B)(ii) thereof), or a “highly compensated individual” (within the meaning of Section 105(h)(5), except “35%” is substituted for “25%” in paragraph (C) thereof), then the new Section 101(j) would not apply.

Code Section 6039I requires any policyholder of an employer-owned contract to file an annual return showing (a) the number of employees of the policyholder, (b) the number of such employees insured under employee-owned contracts at the end of the year, (c) the total amount of insurance in force with respect to those contracts at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policyholder, and (e) that the policyholder has a valid consent for each Insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained).  Proper recordkeeping is also required by this section.

It is your responsibility to (a) provide the proper notice to each Insured, (b) obtain the proper consent from each Insured, (c) inform each Insured in writing that you will be the beneficiary of any proceeds payable upon the death of the Insured, and (d) file the annual return required by Section 6039I.  If you fail to provide the necessary notice and information, or fail to obtain the necessary consent, the death benefit will be taxable to you when received.  If you fail to file a properly completed return under Section 6039I, you could be required to pay a penalty.

Split Dollar Arrangements

You may enter into a split dollar arrangement with another Owner or another person(s) whereby the payment of Premiums and the right to receive the benefits under the Policy (i.e., Net Cash Surrender Value or Insurance Proceeds) are split between the parties.  There are different ways of allocating these rights.  For example, an employer and employee might agree that under a Policy on the life of the employee, the employer will pay the Premiums and will have the right to receive the Net Cash Surrender Value.  The employee may designate the Beneficiary to receive any Insurance Proceeds in excess of the Net Cash Surrender Value.  If the employee dies while such an arrangement is in effect, the employer would receive from the Insurance Proceeds the amount that he would have been entitled to receive upon Surrender of the Policy and the employee's Beneficiary would receive the balance of the proceeds.

No transfer of Policy rights pursuant to a split dollar arrangement will be binding on us unless in writing and received by us at our Service Center.

New Guidance on Split Dollar Arrangements.  On July 30, 2002, President Bush signed into law significant accounting and corporate governance reform legislation, known as the Sarbanes-Oxley Act of 2002 (the "Act").  The Act prohibits, with limited exceptions, publicly traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers.  It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002.  Any affected business contemplating the payment of a Premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

In addition, the IRS and Treasury Department have recently issued guidance that substantially affects the tax treatment of split-dollar arrangements.  The parties who elect to enter into a split dollar arrangement should consult their own tax advisers regarding the tax consequences of such an arrangement, and before entering into or paying additional Premiums with respect to such arrangements.

Supplemental Benefits and Riders

The following Riders offering supplemental benefits are available under the Policy.  Most of these Riders are subject to age and underwriting requirements and most must be purchased when the Policy is issued.  We generally deduct any monthly charges for these Riders from Policy Account Value as part of the Monthly Deduction.  (See the Fee Table for more information concerning Rider expenses.)

Your agent can help you determine whether any of the Riders are suitable for you.  For example, you should consider a number of factors when deciding whether to purchase coverage under the base Policy only or in combination with the Convertible Term Life Insurance Rider or the Survivorship Additional Insurance Benefit Rider.  Even though the death benefit coverage may be the same (regardless of whether you purchase coverage under the Policy only or in combination with one or more of these Riders), there may be important cost differences between the Policy and the Riders.  The most important factors that will affect your decision are (a) the amount of Premiums you pay, (b) the cost of insurance charges under the Policy and under the Riders, (c) the investment performance of the Subaccounts in which you allocate your Premiums, (d) your level of risk tolerance, and (e) the length of time you plan to hold the Policy.  You should carefully evaluate all of these factors and discuss all of your options with your agent.  For more information on electing a Rider, contact our Service Center for a free copy of the SAI, and for personalized illustrations that show different combinations of the Policy with various Riders.  These Riders may not be available in all states.  Please contact us for further details.

We currently offer the following Riders under the Policy:

•	Change of Insured Rider;

•	Convertible Term Life Insurance Rider;

•	Disability Waiver Benefit Rider;

•	Final Policy Date Extension Rider;

•	Guaranteed Minimum Death Benefit Rider;

•	Policy Split Option Rider; and

•	Survivorship Additional Insurance Benefit Rider

Sale of the Policies

The Policy will be sold by individuals who are licensed as our life insurance agents and appointed by us and who are also registered representatives of 1717, or registered representatives of a broker-dealer having a selling agreement with 1717, or registered representatives of a broker-dealer having a selling agreement with these broker-dealers.  1717 is located at Christiana Executive Campus, P.O.  Box 15626, Wilmington, Delaware 19850, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer, and is a member of the NASD.  1717 was organized under the laws of Pennsylvania on January 22, 1969 as an indirect wholly owned subsidiary of NLICA.  1717 received $16,865,493, $20,965,977, and $19,767,859 during 2006, 2005, and 2004, respectively, as principal underwriter of the Policies and of other variable life insurance policies and variable annuity contracts offered by NLICA and its affiliates.  1717 did not retain any compensation as principal underwriter during the past three fiscal years.  We decide the insurance underwriting, the determination of Premium Class, and whether to accept or reject an Application.  1717 also may reject an Application if the Policy applied for is unsuitable.

More information about 1717 and its registered representatives is available at http://www.nasdr.com or by calling (800) 289-9999.  You also can obtain an investor brochure from NASD Regulation that includes information describing its Public Disclosure Program.

We offer the Policies to the public on a continuous basis.  We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.

Policy Pricing

During the Policy's early years, the expenses we incur in distributing and establishing the Policy exceed the deductions we take.  Nevertheless, we expect to make a profit over time because variable life insurance is intended to be a long-term financial investment.  Accordingly, we have designed the Policy with features and investment options that we believe support and encourage long-term ownership.

We make many assumptions and account for many economic and financial factors when we establish the Policy's fees and charges.  The following is a discussion of some of the factors that are relevant to the Policy's pricing structure.

Distribution, Promotional, and Sales Expenses. Commissions to broker-dealer firms are one of the promotional and sales expenses we incur when distributing the Policy.  During the first Policy Year, the maximum sales commission payable to firms will be approximately 91% of Premiums paid up to a specified amount, and 2% of Premiums paid in excess of that amount.  During Policy Years 2 through 10, the maximum sales commission will not be more than 2% of Premiums paid, and after Policy Year 10, the maximum sales commission will be 0% of Premiums paid.  Further, for each Premium received within 10 years following an increase in Face Amount, a commission on that Premium will be paid up to the specified amount for the increase in each year; the commission will be calculated using the commission rates for the corresponding Policy Year.  Expense allowances and bonuses may also be paid, and firms may receive annual renewal compensation of up to 0.25% of the unloaned Policy Account Value.  Firms may be required to return first year commission (less the deferred sales charge) if the Policy is not continued through the first Policy Year.  In lieu of these premium-based commissions, we may pay an equivalent asset-based commission, or a combination of the two.  Individual registered representatives typically receive a portion of the commissions paid to their broker-dealer firm, depending on their particular arrangement.  The amount of commissions we pay depends on factors such as the amount of premium we receive from the broker-dealer firm and the scope of the services they provide.

In addition to commissions, we may also furnish marketing and expense allowances to certain broker-dealer firms based on our assessment of that firm’s capabilities and demonstrated willingness to promote and market our products.  The firms determine how these allowances are spent.  If you would like to know the exact compensation arrangement associated with this product, you should consult your registered representative.

Information on Portfolio Payments

Our Relationship with the Portfolios. The Portfolios incur expenses each time they sell, administer, or redeem their shares.  The separate account aggregates Policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each Portfolio daily.  The separate account (not the Policy Owners) is the Portfolio shareholder.  When the separate account aggregates transactions, the Portfolio does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  We incur these expenses instead.

We also incur the distribution costs of selling the Policy (as discussed above), which benefit the Portfolios by providing Policy Owners with Subaccount options that correspond to the Portfolios.

An investment adviser or subadviser of a Portfolio or its affiliates may provide us or our affiliates with wholesaling services that assist in the distribution of the Policy and may pay us or our affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the Policy.

Types of Payments We Receive. In light of the above, the Portfolios or their affiliates make certain payments to us or our affiliates (the “payments”).  The amount of these payments is typically based on a percentage of assets invested in the Portfolios attributable to the policies and other variable policies we and our affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the policies, paying expenses that we or our affiliates incur in promoting, marketing, and administering the policies and the Portfolios, and achieving a profit.

We or our affiliates receive the following types of payments:

•	Portfolio 12b-1 fees, which are deducted from Portfolio assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the Portfolio, which may be deducted from Portfolio assets; and

•
Payments by a Portfolio’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from Portfolio assets and is reflected in mutual fund charges.

Furthermore, we benefit from assets invested in our affiliated Portfolios (i.e., Nationwide Variable Insurance Trust) because our affiliates also receive compensation from the Portfolios for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, we may receive more revenue with respect to affiliated Portfolios than unaffiliated Portfolios.

We took into consideration the anticipated payments from the Portfolios when we determined the charges imposed under the policies (apart from fees and expenses imposed by the Portfolios).  Without these payments, we would have imposed higher charges under the Policy.

Amount of Payments We Receive.  For the year ended December 31, 2006, the Portfolio payments we and our affiliates received from the Portfolios did not exceed 0.50% (as a percentage of the average daily net assets invested in the Portfolios) offered through this Policy or other variable policies that we and our affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most Portfolios or their affiliates have agreed to make payments to us or our affiliates, although the applicable percentages may vary from Portfolio to Portfolio and some may not make any payments at all.  Because the amount of the actual payments we or our affiliates receive depends on the assets of the Portfolios attributable to the Policy, we and our affiliates may receive higher payments from Portfolios with lower percentages (but greater assets) than from Portfolios that have higher percentages (but fewer assets).

For additional information related to the amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Portfolios.   We may consider several criteria when identifying the Portfolios, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor we consider during the identification process is whether the Portfolio’s adviser or subadviser is one of our affiliates or whether the Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be Portfolios with lower fees, as well as other variable policies that offer Portfolios with lower fees.  You should consider all of the fees and charges of the Policy in relation to its features and benefits when making your decision to invest.  Please note that higher Policy and Portfolio fees and charges have a direct effect on your investment performance.

State Variations

Any state variations in the Policy are covered in a special policy form for use in that state.  The prospectus and SAI provide a general description of the Policy.  Your actual Policy and any endorsements or Riders are the controlling documents.  If you would like to review a copy of your Policy and its endorsements and Riders, if any, contact our Service Center.

Legal Proceedings

NLICA is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies that are difficult to quantify and cannot be defined based on the information currently available. NLICA does not believe based on information currently known by NLICA’s management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on NLICA’s financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on NLICA’s financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than NLICA.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. NLICA and/or its affiliates has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by NLICA and/or its affiliates. The Company has been contacted by regulatory agencies and state attorneys general with respect to market timing and late trading matters, and is cooperating and responding to such inquiries.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between issuers of variable insurance contracts and mutual funds or their affiliates. Related investigations and proceedings may be commenced in the future. The Company has been contacted by regulatory agencies for information relating to these investigations into compensation and bidding arrangements, anti-competitive activities and unsuitable sales practices. The Company is cooperating with regulators in connection with these inquiries. NMIC, the Company’s ultimate parent, has been contacted by certain regulators for information on these issues with respect to its operations and the operations of its subsidiaries, including the Company. The Company will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass its operations. These proceedings are expected to continue in the future, and could result in legal precedents and new industry-wide legislation, rules, and regulations that could significantly affect the financial services industry, including life insurance and annuity companies.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of NLICA’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on NLICA in the future.
On October 9, 2003, NLICA was named as one of twenty-six defendants in a lawsuit filed in the United States District Court for the Middle District of Pennsylvania entitled Steven L. Flood, Luzerne County Controller and the Luzerne County Retirement Board on behalf of the Luzerne County Employee Retirement System v. Thomas A. Makowski, Esq., et al. NLICA is a defendant as successor in interest to Provident Mutual Life Insurance Company, which is alleged to have entered into four agreements to manage assets and investments of the Luzerne County Employee Retirement System (the Plan). In their complaint, the plaintiffs allege that NLICA aided and abetted certain other defendants in breaching their fiduciary duties to the Plan. The plaintiffs also allege that NLICA violated the

Federal Racketeer Influenced and Corrupt Organizations Act (RICO) by engaging in and conspiring to engage in an improper scheme to mismanage funds in order to collect excessive fees and commissions and that NLICA was unjustly enriched by the allegedly excessive fees and commissions. The complaint seeks treble compensatory damages, punitive damages, a full accounting, imposition of a constructive trust on all funds paid by the Plan to all defendants, pre- and post-judgment interest, and costs and disbursements, including attorneys’ fees.  On August 24, 2004, the District Court issued an order dismissing the count alleging aiding and abetting a breach of fiduciary duty and one of the RICO counts.  Fact and expert discovery has been completed.  On October 11, 2006, NLICA filed a motion for summary judgment on all relevant counts contained in the complaint.  Additionally, all other remaining defendants have filed a motion for summary judgment on all remaining claims.  Those motions are pending before the court.  NLICA continues to defend this lawsuit vigorously.

The general distributor, 1717, is not engaged in any litigation of any material nature.

Financial Statements

Our consolidated financial statements and the financial statements of the Separate Account are contained in the SAI.  Our consolidated financial statements should be distinguished from the Separate Account's financial statements and you should consider our consolidated financial statements only as bearing upon our ability to meet our obligations under the Policies.  For a free copy of these consolidated financial statements and/or the SAI, please call or write to us at our Service Center.

Glossary

Application
The Application you must complete to purchase a Policy plus all forms required by applicable law or us.

Attained Age
The Issue Age for each Insured plus the number of full Policy Years since the Policy Date.

Beneficiary
The person(s) you select to receive the Insurance Proceeds from the Policy.

Code
The Internal Revenue Code of 1986, as amended.

Company (we, us, our, NLICA)
Nationwide Life Insurance Company of America, Service Center: 300 Continental Drive, Newark, Delaware 19713, Main Administrative Office: 1000 Chesterbrook Boulevard, Berwyn, Pennsylvania 19312, telephone: (800) 688-5177.

Evidence of Insurability
Medical records or other documentation that we may require to satisfy our underwriting standards.  We may require different and/or additional evidence depending on the Insureds' Premium Classes; for example, we generally require more documentation for Insureds in classes with extra ratings.  We also may require different and/or additional evidence depending on the transaction requested; for example, we may require more documentation for the issuance of a Policy than to reinstate a Policy.

Face Amount
The dollar amount of insurance selected by the Owner.  The Face Amount may be decreased after issue, subject to certain conditions.  The Face Amount is a factor in determining the death benefit and Surrender charges.

Final Policy Date
The Policy Anniversary nearest the younger Insured's Attained Age 100, at which time the Policy will end and you will be paid the Policy Account Value less any Indebtedness and any unpaid Monthly Deductions.  Subject to state availability, you may elect to continue the Policy beyond the younger Insured's Attained Age 100 under the Final Policy Date Extension Rider.

Free Look Period
The period shown on your Policy's cover page during which you may examine and return the Policy to us at our Service Center and receive a refund.  The length of the Free Look Period varies by state.

Fund
An investment company that is registered with the SEC.  The Policy allows you to invest in certain Portfolios of the Funds that are listed earlier in this prospectus.

Grace Period
A 61-day period after which a Policy will Lapse if you do not make a sufficient payment.

Guaranteed Account
Part of our general account.  Amounts allocated to the Guaranteed Account earn at least 4% annual interest.

Indebtedness
The total amount of all outstanding Policy loans, including both principal and interest due.

Initial Face Amount
The Face Amount on the Policy Issue Date.

Insurance Proceeds
The amount we pay to the Beneficiary when we receive due proof of the last surviving Insured's death.  We deduct any Indebtedness and unpaid Monthly Deductions before making any payment.

Insureds
The persons whose lives are insured by the Policy.

Issue Age
The age of each Insured at his or her birthday nearest the Policy Date.

Joint Equal Age
An age aligned to the two Insureds, which NLICA actuarially determines based on the Issue Age of each Insured.

Lapse
When your Policy terminates without value after a Grace Period.  You may reinstate a lapsed Policy, subject to certain conditions.

Loan Account
The account to which we transfer collateral for a Policy loan from the Subaccounts and/or the Guaranteed Account.

Minimum Guarantee Premium
The amount necessary to guarantee the Policy will not Lapse during the first 5 Policy Years (during the first 8 Policy Years for Policies issued on or before July 31, 2005).  It is equal to the minimum annual premium (as set forth in your Policy) multiplied by the number of months since the Policy Date (including the current month) divided by 12.

Minimum Initial Premium
An amount equal to the minimum annual premium (as set forth in your Policy) multiplied by the following factor for your premium billing mode: annual 1.000; semi-annual 0.500; quarterly 0.250; monthly 0.167.

Monthly Deduction
This is the monthly amount we deduct from the Policy Account Value on each Policy Processing Day.  The Monthly Deduction includes the cost of insurance charge, the monthly administrative charge, the initial administrative charge (during the first Policy Year), and charges for any Riders.

Net Cash Surrender Value
The amount we pay when you Surrender your Policy.  It is equal to: (1) the Policy Account Value as of the date of Surrender; minus (2) any surrender charge; minus (3) any Indebtedness.

Net Premiums
Premiums less the premium expense charge.

Owner (you, your)
The person entitled to exercise all rights as Owner under the Policy.

Policy Account Value
The sum of your Policy's values in the Subaccounts, the Guaranteed Account, and the Loan Account.

Policy Anniversary
The same day and month as the Policy Date in each year following the first Policy Year.

Policy Date
The date set forth in the Policy that is used to determine Policy Anniversaries, Policy Processing Days, and Policy Years.  The Policy Date is generally the same as the Policy Issue Date but, subject to state approval, may be another date agreed upon by the proposed Insureds and us.  The Policy Date may not be more than 6 months prior to the Policy Issue Date.

Policy Issue Date
The date on which the Policy is issued.  It is used to measure suicide and contestable periods.

Policy Processing Day
This is the same day as the Policy Date in each successive month.  If there is no day in a calendar month that coincides with the Policy Date, or if that day falls on a day that is not a Valuation Day, then the Policy Processing Day is the next Valuation Day.  On each Policy Processing Day, we determine Policy charges and deduct them from the Policy Account Value.

Policy Year
A year that starts on the Policy Date or on a Policy Anniversary.

Portfolio
A separate investment Portfolio of a Fund.  Each Subaccount invests exclusively in one Portfolio of a Fund.

Premium Class
The classification of the Insureds for cost of insurance purposes.  The standard classes are: smoker, nonsmoker, and preferred.  We also have classes with extra ratings.

Premiums
All payments you make under the Policy other than repayments of Indebtedness.

Rider
An amendment, addition, or endorsement to the Policy that changes the terms of the Policy by: (1) expanding Policy benefits; (2) restricting Policy benefits; or (3) excluding certain conditions from the Policy's coverage.  A Rider that is added to the Policy becomes part of the Policy.

SAI
The Statement of Additional Information ("SAI") that contains additional information regarding the Policy.  The SAI is not a prospectus, and should be read together with the prospectus.  You may obtain a copy of the SAI by writing or calling us at our Service Center.

Separate Account
Nationwide Provident VLI Separate Account 1.  It is a separate investment account that is divided into Subaccounts, each of which invests in a corresponding Portfolio.

Service Center
The Technology and Service Center located at 300 Continental Drive, Newark, Delaware 19713.

Subaccount
A subdivision of Nationwide Provident VLI Separate Account 1.  We invest each Subaccount's assets exclusively in shares of one Portfolio.

Surrender
To cancel the Policy by signed Request from the Owner and return of the Policy to us at our Service Center.

Target Premium
An amount of Premium payments, based on the Initial Face Amount and Joint Equal Age of the Insureds, used to compute Surrender charges.

Valuation Day
Each day that the New York Stock Exchange is open for business and any other day on which there is a sufficient degree of trading with respect to a Subaccount's portfolio of securities to materially affect the value of that Subaccount.  As of the date of this prospectus, we are open whenever the New York Stock Exchange is open, other than the Fridays following Thanksgiving and Christmas.

Valuation Period
The period beginning at the close of business on one Valuation Day (which is when the New York Stock Exchange closes, usually 4:00 p.m., Eastern time) and continuing to the close of business on the next Valuation Day.

Written Notice or Request
The Written Notice or Request you must complete, sign, and send to us at our Service Center to request or exercise your rights as Owner under the Policy.  To be complete, each Written Notice or Request must: (1) be in a form we accept; (2) contain the information and documentation that we determine in our sole discretion is necessary for us to take the action you request or for you to exercise the right specified; and (3) be received at our Service Center.  You may obtain the necessary form by calling us at (800) 688-5177.

Appendix A: Portfolio Information

The Portfolios listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each Portfolio for more detailed information.

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series I Shares
Investment Adviser:                                                        AIM Advisors, Inc.
Investment Objective:                                                        Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares
Investment Adviser:                                                        AIM Advisors, Inc.
Investment Objective:                                                        Growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares
Investment Adviser:                                                        AIM Advisors, Inc.
Investment Objective:                                                        Long-term capital growth.

Alger American Fund - Alger American Small Capitalization Portfolio: Class O Shares
This Portfolio is only available in Policies issued before May 1, 2003.
Investment Adviser:                                                        Fred Alger Management, Inc.
Investment Objective:                                                        Long-term capital appreciation.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class A
This Portfolio is only available in Policies issued before May 1, 2004.
Investment Adviser:                                                        AllianceBernstein L.P.
Investment Objective:                                                        Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class A
This Portfolio is only available in Policies issued before May 1, 2004.
Investment Adviser:                                                        AllianceBernstein L.P.
Investment Objective:                                                        Long-term growth of capital.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:                                                        American Century Investment Management, Inc.
Investment Objective:                                                        Long-term total return using a strategy that seeks to protect against U.S.
inflation.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This Portfolio is only available in Policies issued before May 1, 2004.
Investment Adviser:                                                        American Century Investment Management, Inc.
Investment Objective:                                                        Capital growth by investing in common stocks.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004.
Investment Adviser:                                                        American Century Global Investment Management, Inc.
Investment Objective:                                                        Capital growth.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III
Investment Adviser:                                                        American Century Global Investment Management, Inc.
Investment Objective:                                                        Capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Adviser:                                                        American Century Investment Management, Inc.
Investment Objective:                                                        Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I
This Portfolio is only available in Policies issued before May 1, 2007.
Investment Adviser:                                                        American Century Investment Management, Inc.
Investment Objective:                                                        Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Adviser:                                                        American Century Investment Management, Inc.
Investment Objective:                                                        Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I
Investment Adviser:                                                        American Century Investment Management, Inc.
Investment Objective:                                                        Long-term capital growth.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:                                                        The Dreyfus Corporation
Investment Objective:                                                        To match performance of the S&P SmallCap 600 Index®.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Adviser:                                                        The Dreyfus Corporation
Investment Objective:                                                        To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Adviser:                                                        The Dreyfus Corporation
Investment Objective:                                                        Long-term capital growth consistent with the preservation of capital.

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares
This Portfolio is only available in Policies issued before May 1, 2004.
Investment Adviser:                                                        The Dreyfus Corporation
Investment Objective:                                                        Capital growth.

Federated Insurance Series - Federated American Leaders Fund II: Primary Shares
This Portfolio is only available in Policies issued before May 1, 2004.
Investment Adviser:                                                        Federated Equity Management Company of Pennsylvania
Investment Objective:                                                        Long-term capital growth, and secondarily income.

Federated Insurance Series - Federated Capital Appreciation Fund II: Primary Shares
This Portfolio is only available in Policies issued before May 1, 2004.
Investment Adviser:                                                        Federated Equity Management Company of Pennsylvania
Investment Objective:                                                        Capital appreciation.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
Investment Adviser:                                                        Federated Investment Management Company
Investment Objective:                                                        Current income.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
Investment Adviser:                                                        FMR
Sub-adviser:                                                        Fidelity Research & Analysis Company
Investment Objective:                                                        Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class
Investment Adviser:                                                        Fidelity Management & Research Company
Sub-adviser:                                                        FMR Co., Inc.
Investment Objective:                                                        Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2007.
Investment Adviser:                                                        Fidelity Management & Research Company
Sub-adviser:                                                        FMR Co., Inc.
Investment Objective:                                                        High level of current income.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class R
This Portfolio is only available in Policies issued before May 1, 2003.
Investment Adviser:                                                        Fidelity Management & Research Company
Sub-adviser:                                                        FMR Co., Inc.
Investment Objective:                                                        High level of current income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004.
Investment Adviser:                                                        FMR
Sub-adviser:                                                        Fidelity Research & Analysis Company
Investment Objective:                                                        Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class R
Investment Adviser:                                                        FMR
Sub-adviser:                                                        Fidelity Research & Analysis Company
Investment Objective:                                                        Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Initial Class
This Portfolio is only available in Policies issued before May 1, 2003.
Investment Adviser:                                                        FMR
Sub-adviser:                                                        Fidelity Research & Analysis Company
Investment Objective:                                                        High total return.

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Initial Class
Investment Adviser:                                                        FMR
Sub-adviser:                                                        Fidelity Research & Analysis Company
Investment Objective:                                                        Long-term capital appreciation.

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Initial Class
Investment Adviser:                                                        FMR
Sub-adviser:                                                        Fidelity Investments Money Management, Inc.
Investment Objective:                                                        High level of current income.

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class
Investment Adviser:                                                        FMR
Sub-adviser:                                                        Fidelity Research & Analysis Company
Investment Objective:                                                        Long-term growth of capital.

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class
This Portfolio is only available in Policies issued before May 1, 2006.
Investment Adviser:                                                        FMR
Sub-adviser:                                                        Fidelity Research & Analysis Company
Investment Objective:                                                        Capital appreciation.

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2
Investment Adviser:                                                        Fidelity Management & Research Company
Sub-adviser:                                                        FMR Co., Inc.
Investment Objective:                                                        Capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class
Investment Adviser:                                                        FMR
Investment Objective:                                                        High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds
(underlying Fidelity funds).  Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class
Investment Adviser:                                                        Fidelity Management & Research Company
Investment Objective:                                                        High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds
(underlying Fidelity funds).  Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class
Investment Adviser:                                                        Fidelity Management & Research Company
Investment Objective:                                                        High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds
(underlying Fidelity funds).  Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1
This Portfolio is only available in Policies issued before May 1, 2006.
Investment Adviser:                                                        Franklin Advisory Services, LLC
Investment Objective:                                                        Long-term capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 1
Investment Adviser:                                                        Franklin Advisory Services, LLC
Investment Objective:                                                        Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
Investment Adviser:                                                        Templeton Asset Management, Ltd.
Investment Objective:                                                        Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004.
Investment Adviser:                                                        Templeton Investment Counsel, LLC
Investment Objective:                                                        Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3
Investment Adviser:                                                        Franklin Advisors, Inc.
Investment Objective:                                                        High current income, with preservation of capital.  Capital appreciation is a secondary consideration.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - Balanced Portfolio: Service Shares
This Portfolio is only available in Policies issued before May 1, 2004.
Investment Adviser:                                                        Janus Capital Management LLC
Investment Objective:                                                        Long-term growth of capital, consistent with preservation of capital and balanced by current income.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:                                                        Janus Capital Management LLC
Investment Objective:                                                        Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service II Shares
This Portfolio is only available in Policies issued before May 1, 2003.
Investment Adviser:                                                        Janus Capital Management LLC
Investment Objective:                                                        Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - Global Technology Portfolio: Service Shares
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004.
Investment Adviser:                                                        Janus Capital Management LLC
Investment Objective:                                                        Long-term capital growth.

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares
Investment Adviser:                                                        Janus Capital Management LLC
Sub-adviser:                                                        Enhanced Investment Technologies, LLC
Investment Objective:                                                        Long-term growth of capital.

Janus Aspen Series - International Growth Portfolio: Service II Shares
Investment Adviser:                                                        Janus Capital Management LLC
Investment Objective:                                                        Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - International Growth Portfolio: Service Shares
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004.
Investment Adviser:                                                        Janus Capital Management LLC
Investment Objective:                                                        Long-term capital growth.

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Adviser:                                                        Neuberger Berman Management Inc.
Sub-adviser:                                                        Neuberger Berman, LLC
Investment Objective:                                                        Highest available current income consistent with liquidity and low risk to principal and, secondarily, total return.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Initial Class
This Portfolio is only available in Policies issued before May 1, 2006.
Investment Adviser:                                                        Massachusetts Financial Services Company
Investment Objective:                                                        Long-term capital growth and future income.

MFS® Variable Insurance Trust - MFS Value Series: Initial Class
Investment Adviser:                                                        Massachusetts Financial Services Company
Investment Objective:                                                        Capital appreciation and reasonable income.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Adviser:                                                        Capital Research and Management Company
Investment Objective:                                                        Seeks to provide high total return (including income and capital gains)
consistent with the preservation of capital.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Adviser:                                                        Capital Research and Management Company
Investment Objective:                                                        Income and more price stability than stocks, and capital preservation over the long term.  Seeks to maximize an investor’s level of current income and preserve the investor’s capital.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Adviser:                                                        Capital Research and Management Company
Investment Objective:                                                        Capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Adviser:                                                        Capital Research and Management Company
Investment Objective:                                                        Capital appreciation principally through investment in stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth- Income Fund: Class II
Investment Adviser:                                                        Capital Research and Management Company
Investment Objective:	Seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2005.
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Federated Investment Management Company
Investment Objective:                                                        High current income.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Federated Investment Management Company
Investment Objective:                                                        High current income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class I
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004.
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Gartmore Global Partners
Investment Objective:                                                        Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class III
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Gartmore Global Partners
Investment Objective:                                                        Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT Global Utilities Fund: Class I
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004.
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Gartmore Global Partners
Investment Objective:                                                        Long-term capital growth.

Nationwide Variable Insurance Trust - Gartmore NVIT Global Utilities Fund: Class III
This Portfolio is only available in Policies issued before May 1, 2004
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Gartmore Global Partners
Investment Objective:                                                        Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - J.P. Morgan NVIT Balanced Fund: Class IV
This Portfolio is only available in Policies issued before May 1, 2003.
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        J.P. Morgan Investment Management Inc.
Investment Objective:                                                        High total return from a diversified portfolio of equity and fixed income securities.

Nationwide Variable Insurance Trust - Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Oberweis Asset Management, Inc.; Waddell & Reed Investment Management
Company
Investment Objective:                                                        Capital growth.

Nationwide Variable Insurance Trust - Nationwide Multi-Manager NVIT Small Cap Value Fund: Class IV
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:                                                        Capital appreciation.

Nationwide Variable Insurance Trust - Nationwide Multi-Manager NVIT Small Company Fund: Class IV
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        American Century Investment Management Inc.; Franklin Portfolio
Associates LLC; Gartmore Global Partners; Morgan Stanley Investment
Management Inc.; Neuberger Berman, LLC; Waddell & Reed Investment
Management Company
Investment Objective:                                                        Long-term growth of capital.

Nationwide Variable Insurance Trust - Nationwide NVIT Global Financial Services Fund: Class I
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004.
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Gartmore Global Partners
Investment Objective:                                                        Long-term capital growth.

Nationwide Variable Insurance Trust - Nationwide NVIT Global Financial Services Fund: Class III
This Portfolio is only available in Policies issued before May 1, 2004.
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Gartmore Global Partners
Investment Objective:                                                        Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Nationwide NVIT Global Health Sciences Fund: Class I
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004.
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        Long-term capital appreciation.

Nationwide Variable Insurance Trust - Nationwide NVIT Global Health Sciences Fund: Class III
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Nationwide NVIT Global Technology and Communications Fund: Class I
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004.
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        Long-term capital appreciation.

Nationwide Variable Insurance Trust - Nationwide NVIT Global Technology and Communications Fund: Class III
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Nationwide NVIT Government Bond Fund: Class IV
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        To provide a high level of income as is consistent with the preservation of capital.

Nationwide Variable Insurance Trust - Nationwide NVIT Growth Fund: Class IV
This Portfolio is only available in Policies issued before May 1, 2003.
Investment Adviser:                                                        Gartmore Mutual Fund .Capital Trust
Investment Objective:                                                        Long-term capital appreciation.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        High level of return consistent with a conservative level of risk compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        High level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        High level of total return consistent with a moderately conservative level of risk.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Mid Cap Growth Fund: Class IV
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        Long-term capital appreciation.

Nationwide Variable Insurance Trust - Nationwide NVIT Money Market Fund: Class IV
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        High level of current income as is consistent with the preservation of capital and maintenance of liquidity.

Nationwide Variable Insurance Trust - Nationwide NVIT U.S. Growth Leaders Fund: Class I
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        Long-term growth of capital.

Nationwide Variable Insurance Trust - NVIT International Value Fund: Class III
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        The Boston Company Asset Management LLC
Investment Objective:                                                        Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT International Value Fund: Class IV
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004.
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        The Boston Company Asset Management LLC
Investment Objective:                                                        Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Fund Asset Management, LP
Investment Objective:                                                        Capital appreciation.

Nationwide Variable Insurance Trust - NVIT Nationwide® Fund: Class IV
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        Total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV
This Portfolio is only available in Policies issued before May 1, 2003.
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Fund Asset Management, LP
Investment Objective:                                                        Long-term capital appreciation.

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class IV
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Van Kampen Asset Management
Investment Objective:                                                        Seeks capital growth and income through investments in equity securities, including common stocks and securities convertibles into common stocks.

Nationwide Variable Insurance Trust - Van Kampen NVIT Multi Sector Bond Fund: Class I
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Van Kampen Asset Management
Investment Objective:                                                        Above average total return over a market cycle of three to five years.

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class
Investment Adviser:                                                        Neuberger Berman Management Inc.
Sub-adviser:                                                        Neuberger Berman, LLC
Investment Objective:                                                        Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class
Investment Adviser:                                                        Neuberger Berman Management Inc.
Sub-adviser:                                                        Neuberger Berman, LLC
Investment Objective:                                                        Long-term growth of capital by investing primarily in common stocks of foreign companies.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class
This Portfolio is only available in Policies issued before May 1, 2004.
Investment Adviser:                                                        Neuberger Berman Management Inc.
Sub-adviser:                                                        Neuberger Berman, LLC
Investment Objective:                                                        Capital growth.

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class
This Portfolio is only available in Policies issued before May 1, 2003.
Investment Adviser:                                                        Neuberger Berman Management Inc.
Sub-adviser:                                                        Neuberger Berman, LLC
Investment Objective:                                                        Capital growth.

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class
Investment Adviser:                                                        Neuberger Berman Management Inc.
Sub-adviser:                                                        Neuberger Berman, LLC
Investment Objective:                                                        Growth of capital.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
Investment Adviser:                                                        Neuberger Berman Management Inc.
Sub-adviser:                                                        Neuberger Berman, LLC
Investment Objective:                                                        Long-term capital growth by investing primarily in securities of companies that meet certain financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
Investment Adviser:                                                        OppenheimerFunds, Inc.
Investment Objective:                                                        Capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Adviser:                                                        OppenheimerFunds, Inc.
Investment Objective:                                                        Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation that are considered to have appreciation possibilities.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004.
Investment Adviser:                                                        OppenheimerFunds, Inc.
Investment Objective:                                                        Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3
Investment Adviser:                                                        OppenheimerFunds, Inc.
Investment Objective:                                                        High level of current income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2007.
Investment Adviser:                                                        OppenheimerFunds, Inc.
Investment Objective:                                                        High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Adviser:                                                        OppenheimerFunds, Inc.
Investment Objective:                                                        High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
Investment Adviser:                                                        OppenheimerFunds, Inc.
Investment Objective:                                                        Capital appreciation.

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB
This Portfolio is only available in Policies issued before May 1, 2005.
Investment Adviser:                                                        Putnam Investment Management, LLC
Investment Objective:                                                        Capital growth and current income.

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004.
Investment Adviser:                                                        Putnam Investment Management, LLC
Investment Objective:                                                        Capital appreciation.

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This Portfolio is only available in Policies issued before May 1, 2005.
Investment Adviser:                                                        Putnam Investment Management, LLC
Investment Objective:                                                        Capital appreciation.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II
Investment Adviser:                                                        T. Rowe Price Investment Services
Investment Objective:                                                        Long-term capital growth and, secondarily, income.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II
Investment Adviser:                                                        T. Rowe Price Investment Services
Investment Objective:                                                        Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II
Investment Adviser:                                                        T. Rowe Price Investment Services
Investment Objective:                                                        High level of income consistent with moderate price fluctuation.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I
Investment Adviser:                                                        Morgan Stanley Investment Management Inc.
Investment Objective:                                                        Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004.
Investment Adviser:                                                        Morgan Stanley Investment Management Inc.
Investment Objective:                                                        High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I
Investment Adviser:                                                        Morgan Stanley Investment Management Inc.
Investment Objective:                                                        Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Van Eck Worldwide Insurance Trust - Worldwide Bond Fund: Class R
This Portfolio is only available in Policies issued before May 1, 2003.
Investment Adviser:                                                        Van Eck Associates Corporation
Investment Objective:                                                        High total return – income plus capital appreciation – by investing globally, primarily in a variety of debt securities.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Bond Fund: Initial Class
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004.
Investment Adviser:                                                        Van Eck Associates Corporation
Investment Objective:                                                        High total return – income plus capital appreciation – by investing globally, primarily in a variety of debt securities.

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R
This Portfolio is only available in Policies issued before May 1, 2003.
Investment Adviser:                                                        Van Eck Associates Corporation
Investment Objective:                                                        Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004.
Investment Adviser:                                                        Van Eck Associates Corporation
Investment Objective:                                                        Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R
This Portfolio is only available in Policies issued before May 1, 2003.
Investment Adviser:                                                        Van Eck Associates Corporation
Investment Objective:                                                        Long-term capital appreciation by investing primarily in hard asset securities.  Income is a secondary consideration.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004.
Investment Adviser:                                                        Van Eck Associates Corporation
Investment Objective:                                                        Long-term capital appreciation by investing primarily in hard asset securities.  Income is a secondary consideration.

Van Eck Worldwide Insurance Trust - Worldwide Real Estate Fund: Class R
This Portfolio is only available in Policies issued before May 1, 2003.
Investment Adviser:                                                        Van Eck Associates Corporation
Investment Objective:                                                        To maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Real Estate Fund: Initial Class
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004.
Investment Adviser:                                                        Van Eck Associates Corporation
Investment Objective:                                                        To maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Discovery Fund
This Portfolio is only available in Policies issued before May 1, 2003.
Investment Adviser:                                                        Wells Fargo Funds Management, LLC
Sub-adviser:                                                        Wells Capital Management Incorporated
Investment Objective:                                                        Long-term capital appreciation.

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund
This Portfolio is only available in Policies issued before May 1, 2003.
Investment Adviser:                                                        Wells Fargo Funds Management, LLC
Sub-adviser:                                                        Wells Capital Management Incorporated
Investment Objective:                                                        Long-term capital appreciation.

To learn more about this policy, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI, to receive personalized illustrations of death benefits, net cash surrender values, and cash values, and to request other information about this Policy please call our Service Center at 1-800-688-5177 or write to us at our Service Center at Nationwide Life Insurance Company of America, 300 Continental Drive, Newark, Delaware, 19713.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus.  The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the policy.  Information about us and the Policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, DC 20549.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No.  811-4460

Securities Act of 1933 Registration File No. 333-82613